UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_______811-01597_____

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

15375 MEMORIAL DRIVE, SUITE 200, HOUSTON, TX 77079

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

CROSSMARKGLOBAL.COM
October 31, 2018

STEWARD FUNDS

SEMI-ANNUAL REPORT
(UNAUDITED)

(This page intentionally left blank.)

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
Steward Covered Call Income Fund
October 31, 2018

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the six months ended October 31, 2018. This report includes commentary on the overall financial markets, as well as performance reviews and current strategy from each of our portfolio managers.

MARKET OVERVIEW

Economic factors in the U.S. continued a positive trend. The Purchasing Managers Index (PMI) for both manufacturing and service sectors posting well above the 50, indicating a broad economic expansion. The U.S. unemployment rate is down to 3.7%, the lowest in decades, while U.S. minority unemployment is the lowest on record. Consumer spending was strong through the summer which supported the initial GDP growth report that came in at 3.5% for the third quarter. The most recent inflation indicators came in lower than estimated and employment reports continue to post favorable results with wages appearing to finally increase. The Federal Reserve (the Fed) raised rates in September with one more hike expected this year. Wrinkles to this otherwise rosy U.S. economic picture lie mostly in what will happen with the trade policy. Depending on which scenario actually plays out, we believe there could be potentially higher inflation and slower growth if a deal is not made. In Canada, the economy expanded in the second quarter at the highest rate in one year as exports climbed. A trade deal with the U.S. has finally been reached that joins the agreement that was made between Mexico and the U.S.

Company earnings as represented by the S&P 500 have maintained a 25% growth rate for the first half of the year and the pace is estimated to continue into the third quarter. Earnings growth for the full year of 2018 is now projected to come in at 21% reflecting another upward revision. The energy sector continues to lead the group with an estimated growth rate of 108%. All sectors are estimated to have positive growth rates for the year.

Overseas, the Eurozone, as well as Japan, has had some recent disappointing economic indicators. Growth, while still positive, appears to be decelerating with PMIs in the UK, Eurozone, and Japan backsliding toward the key 50 level. In Japan, some of this was due to a series of natural disasters that have recently plagued the country. This may not change the overall view of economic growth for these areas but there may be some slight downward revisions to GDP estimates for the third quarter.

Also, a stronger U.S. dollar has damaged economies in emerging markets that have large U.S. dollar-denominated debt. This debt becomes harder to repay as the dollar strengthens. The U.S. Dollar Index has gone from a February low of 88.59 to a high this October of 97.13, an increase of 9.64% in a relatively short period of time. A rising dollar also raises the cost of some essential commodities that are traded in dollars.

The following details each of the Funds’ semi-annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2018, the Steward Large Cap Enhanced Index Fund returned 0.93% for the Class A shares and 1.08% for the Institutional Class shares. For comparison purposes, the return for the S&P 500 Index for the same period was 3.40%. The S&P Pure Index returns were -0.80% for the S&P 500 Pure Growth Index and -1.18% for the S&P 500 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure remained at neutral for the six-month period at 60% large-cap stocks, 20% in value stocks and 20% in growth stocks. The U.S. markets, on the other hand, went on to make a new high in September, just before the October correction. The performance was negatively impacted by the notable stock market decline in October that saw the S&P 500 decline 6.84% on fears of higher interest rates and trade war concerns.

The Fund’s factor-focused growth and value components can impact performance and both declined for the period. When combined, they underperformed their cap-weighted counterparts over the period, contributing to the Fund’s underperformance.

Performance of the Fund can also be affected by the Fund’s values-based investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2018, the values-based investment policies had a net negative performance impact on the Fund. Companies such as Merck & Co. (life ethics), up 26.88%, and Pfizer Inc. (life ethics), up 19.78%, significantly outperformed the S&P 500 benchmark and subtracted 45 basis points from Fund performance. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2018, the Steward Small Mid-Cap Enhanced Index Fund returned -0.98% for the Class A shares and -0.78% for the Institutional Class shares. For comparison purposes, the return for the S&P 1000 Index for the same period was -0.94%. The S&P Pure Index component returns were 0.54% for the S&P 1000 Pure Growth Index and -1.25% for the S&P 1000 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure remained at neutral for the six-month period at 60% small cap blend, 20% in value stocks and 20% in growth stocks. The performance was negatively impacted by the notable stock market decline in October that saw the S&P 1000 decline 9.84% on fears of higher interest rates and trade war concerns. The S&P 1000 Index, on the other hand, went on to make a new high in the third quarter, just before the October correction.

The Fund’s factor-focused growth and value components can often have a significant impact on performance. For the six months ended October 31, 2018, when combined, they outperformed their cap-weighted counterparts over the period, contributing to the Fund’s performance.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2018, the values-based investment policies had a negative performance impact on the Fund. Companies such as Core-Mark Holding Co. (tobacco) and Casey’s General Stores (alcohol, tobacco) significantly outperformed the S&P 1000 benchmark with gains of 87.91% and 31.20%, respectively. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2018, the Steward International Enhanced Index Fund returned -9.28% for the Class A shares and -9.16% for the Institutional Class shares. The return for the S&P ADR Index was -7.24%. The BLDRS Emerging Markets 50 ADR Index, used to represent the emerging markets component, returned -13.18% for the same period.

Factors Affecting Performance

The Fund’s dual market structure began the fiscal year allocated 80% to developed markets and 20% to emerging markets. This represents a tilt towards emerging markets. On May 31, 2018, the emerging market tilt was reduced by five percentage points to achieve a balance of 85% in developed markets and 15% in emerging markets due to developing stresses in emerging markets. This aided the Fund’s performance through October 31 as the BLDRS Emerging Markets 50 ADR Index declined -13.18% while the S&P ADR Index was down only -7.24% over the six-month period. Additionally, over the six-month period, international markets were notably weaker than in the U.S. After the worldwide correction in February 2018, U.S. stocks began a back and fill process that finally reached a new high in September just before the October drop. Foreign markets never actually recovered after February. The MSCI World Index (ex-USA) actually broke below its February lows in May and continued down through October.

The international developed markets component of the Fund outperformed the emerging markets component during the six-month period by 583 basis points. As noted, this was mostly due to the negative effects of the strong U.S. dollar on emerging markets struggling with U.S. dollar-denominated debt. Talk of a trade war also damaged emerging markets.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2018, the values-based investment policies had a negative performance impact on the Fund of 115 basis points. Companies such as Novartis AG (life ethics) and Sanofi (life ethics) significantly outperformed the benchmark with gains of 14.04% and 17.37%, respectively. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weights within that specific benchmark.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SELECT BOND FUND

Market Overview

The mid-term elections have passed and it is now time to get on with business focusing on fundamentals, earnings and how central banks will react to global growth as we head into 2019. The volatility seen during the month of October sent many investors reaching for safety on concern that the long-awaited bear market was emerging. However, the as-expected outcome of the mid-term election provided a relief rally and put one of the uncertainties plaguing the market behind us.

Along with equity market volatility, we saw the 10-year U.S. Treasury yield move in the month of October as well. Beginning the month at 3.08%, yields moved up to a high close of 3.23% in the first week of the month but retreated and closed the month at 3.14%. Investor sentiment plays an important role in the longer end of the curve so when you have mid-term elections, trade and tariff issues, questions on what the Fed will do, and earnings and economic reports, there is plenty of room for volatility, in our view.

The question of how the Federal Open Market Committee (FOMC) will proceed with their plan of gradual rate hikes is driving much of this uncertainty we are seeing. On one hand, we have economic numbers that show continuing growth domestically especially in the labor market, strong corporate earnings for each quarter this year, a confident consumer that drives over 75% of our economy and the desire to move the Fed Funds rate up to the neutral level. All of these items we expect would lead the FOMC to continue their rate hike agenda in December and into 2019. However, on the other hand, there are concerns including the potential escalation of tariffs to 25% in January, concern over falling corporate profits going forward, global issues like Brexit and the Italian budget discussions and still low inflation pressures. As always, every word from the FOMC later this month will be parsed for meaning and clues as to the potential map of rate hikes going forward. Until the markets have a better grasp on all of these issues, we would anticipate continued uneasiness from investors.

Fund Performance

For the six months ended October 31, 2018, the Steward Select Bond Fund returned 0.24% for the Class A shares and 0.39% for the Institutional Class shares. The return for the Bloomberg Barclays Capital US Government/Credit Bond Index was -0.29%. The outperformance of the Fund was predominantly due to the shorter duration of the Fund versus the index along with our security selection and increased levels of income generation. The shorter duration reduced the Fund’s overall sensitivity to interest rate movements and volatility in market values. With a current yield of 3.60%, the income component of total return helps to mitigate price fluctuations and serves as the largest contributor to fixed income performance over a long horizon.

Current Strategy

As we move towards the end of 2018, we will continually analyze our strategy based on the 4-step investment process that drives our decisions. This process includes multiple inputs that are utilized to evaluate our duration target, yield curve positioning, sector evaluation, and security selection. As the 10-year U.S. Treasury yield makes it way ever closer to the assumed neutral rate around 3.25%-3.40%, we will be looking for opportunities to extend the duration and take advantage of higher yields further out the curve. We anticipate that following the FOMC meeting and press conference on December 19th, we may have a better outlook on future Fed Funds levels. The end of 2018 and the first quarter of 2019 will hopefully answer some of the lingering questions of investors, remove uncertainties from the market and help reduce the bouts of volatility we have seen of late.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six-month period ended October 31, 2018, the Steward Global Equity Income Fund returned -3.46% for the Class A shares and -3.32% for the Institutional Class shares. The return for the global market as represented by the S&P Global 1200 Index was -2.36% and the return for the S&P 500 Index was 3.40% for the same period. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned -0.56%.

Factors Affecting Performance

The Fund’s allocation at the end of the period was 62% U.S. and 38% international with domestic stocks outperforming their international counterparts during the period. Positive contributors to relative return were led by Automatic Data Processing, Inc. +23.22%. Shares climbed as management raised its earnings and revenue guidance for fiscal year 2019. The company also raised its dividend 9.5% from last year and has increased its dividend 5 times on a year over year basis for an average annual increase of 7.98%. Sabre Corp. shares +20.72% rose as earnings beat estimates now for four consecutive quarters. The company has also exceeded analyst revenue estimates for the last four quarters. Management stated that the results provided continued evidence of growing momentum based upon strategic and commercial initiatives that have been put in place over the past 18 months. As a result, guidance has been revised upward for the fiscal year. Shares of Dunkin’ Brands Group +20.25% posted solid gains as the company is in the midst of overhauling its brand. The latest report revealed plans to drop the word “Donuts” from its name as part of the chain’s strategy to focus on beverages, which represent roughly 60% of sales. The plan also includes offering revamped lattes, cappuccinos and Americanos in its stores.

Negative contributors to relative performance included Newell Brands Inc. -41.38%. Shares dropped following quarter results that missed core growth consensus estimates. Management noted that tariffs on Chinese sourced products would be an incremental headwind that ultimately could be offset by higher pricing. This would provide a basis for better results in the second half of the year. Smith & Nephew PLC -14.78%, the UK based artificial hip maker, received several analyst downgrades. This year’s muted organic growth combined with a new CEO’s recent strategic initiatives to cut costs and increase the top line have not increased turnaround visibility sufficiently to satisfy the analysts. We expect management to address these concerns in the near future. Overall, the effectiveness of the Fund’s methodology and quantitative screens for stock selection continue to perform as designed and are meeting or exceeding expectations.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy pursues its objective through investment in dividend-paying stocks that have demonstrated above-median yield, a positive trend in dividend payouts and favorable earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend-paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are also an important indicator of corporate health. This encourages disciplined fiscal management where a change in policy to increase or decrease a dividend can signal corporate strength or distress. Unlike earnings, which can be affected by various accounting methods, dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s values-based investment policies.

STEWARD COVERED CALL INCOME FUND

Fund Performance

For the six-month period ended October 31, 2018, the Steward Covered Call Income Fund returned 1.82% for the Class A shares and 1.90% for the Institutional Class shares. The return for the global market as represented by the CBOE S&P 500 Buy-Write Index was 1.20% and the return for the S&P 500 Index was 3.40% for the same period.

Factors Affecting Performance

The markets experienced elevated levels of volatility in May and June due in large part to heightened political risk. Despite the significant intra-month swings, the ongoing strength of global growth was evident in corporate earnings. The positive effects of tax cuts contributed to a strong Q1 earnings season in the U.S. Fears about a more aggressive pace of the Fed rate tightening eased over the month of May. The Fed raised rates as expected by a quarter of a percentage point at its June meeting, however, the rhetoric was interpreted by markets as more dovish than expected.

Second quarter earnings season proved to be very strong with almost 90% of companies beating expectations. The strength of corporate earnings was enough to send equity markets higher across the board. The S&P 500 gained nearly 4% in July and good economic news also propelled the 10-year U.S. Treasury yield to 3%. Investor optimism remained high, fueled by period over period retail sales growth of over 6% for the month of June. That percentage is the fastest pace of spending growth since 2012. Corporate confidence and strength in the markets were also observed in the labor market as jobless claims hit a level not seen in over 4 decades.

Historically the month of August has been one of the worst performing months of the year. Investors were faced with new U.S. sanctions against Iran, relationship tensions with Turkey and the continued deterioration of trade talks with China. Segments of the equity markets and risk assets viewed to have exposure to China sold off. Yet the S&P 500 was up once again on strong investor sentiment and a lack of inflationary concerns. Consumers continued to benefit from the tailwinds provided by fiscal reform. Even though U.S. stocks hit all-time highs in the month of August, the sectors leading the charge were more defensive in nature. Telecom, utilities, and healthcare outperformed while materials, energy, and industrials underperformed for the month. Trade rhetoric again dominated headlines in August with the U.S. and Mexico announcing an agreement with the hopes that Canada would soon come to the table. Trade talks with China appeared to have stalled in August.

U.S. stock indices continued to hit record highs in September but investor sentiment towards the end of the month reflected a less bullish market outlook. There were quite a few developments below the surface that warranted some caution in the markets. Leading sectors such as technology showed definitive signs of weakness reflecting a shift away from sectors viewed as high risk. On the other hand, industrial stocks surged bolstered by the weak dollar and the 10-year Treasury yield moving above 3%. The Fed raised rates as expected and removed the word “accommodative” from its rhetoric and also hinted at another hike in December. Trade disputes with China continued to be at the forefront of investor’s minds in September as the Trump administration announced additional tariffs of 10% on $200 billion worth of Chinese goods. The markets had initially feared a 25% tariff would be put in place and that the Chinese response would be very strong. Instead, the tariffs implemented on Chinese goods went into effect on September 24th at 10% with a provision to increase these to 25% on January 1st, 2019. This better than expected news contributed to stronger performance in global stocks relative to U.S. markets.

October turned out to be downright scary for the markets as stocks had their worst monthly performance since September of 2011. Volatility came back with a vengeance which is not surprising given the fact that interest rates continued to rise, uncertainty about future Fed actions increased, trade negotiations with China persisted and mid-term elections were rapidly approaching. The higher volatility that investors have experienced seems likely to persist, in our view. However, the markets are entering what has been a historically strong seasonal period. The months of November and December in mid-term election years have historically been quite strong. We expect this trend to continue. The broader fundamentals of the markets still remain favorable, in our view.

Volatility is healthy for the markets and important for covered call strategies. The Covered Call Income team took advantage of the swings in volatility by strategically placing option trades in order to enhance income in the Fund.

Performance of the Fund can also be affected by the Fund’s values-based investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund's principal investment strategy is to invest in a portfolio of large cap, dividend paying, equity securities that are listed on U.S. exchanges and to write (sell) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund's portfolio when compared to the broader uncovered large cap securities market.

CONCLUSION

We thank you for your continued investment in the Steward Funds. Your business is important to us and we appreciate the confidence you have placed in our team.

For more information on the Steward Funds, we invite you to visit our website at www.crossmarkglobal.com/stewardfunds or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Michael L. Kern, III, CFA
President and Treasurer

Melville Cody
Senior Portfolio Manager

Zachary Wehner, JD
Portfolio Manager

Victoria Fernandez
Chief Market Strategist

John Wolf
Managing Director — Equity Investments

Paul Townsen
Managing Director

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	6.3%
IT Services	5.7
Banks	5.1
Health Care Equipment & Supplies	4.8
Oil, Gas & Consumable Fuels	4.5
Semiconductors & Semiconductor Equipment	4.3
Insurance	4.1
Health Care Providers & Services	4.1
Technology Hardware, Storage & Peripherals	3.9
Capital Markets	3.7
Interactive Media & Services	3.4
Equity Real Estate Investment Trusts	2.8
Biotechnology	2.5
Specialty Retail	2.5
Aerospace & Defense	2.4
Multiline Retail	2.1
Food & Staples Retailing	1.9
Diversified Financial Services	1.9
Chemicals	1.8
Electric Utilities	1.6
Hotels, Restaurants & Leisure	1.5
Food Products	1.5
Diversified Telecommunication Services	1.4
Money Market Fund	1.4
Communications Equipment	1.3
Beverages	1.3
Household Products	1.2
Pharmaceuticals	1.2
Life Sciences Tools & Services	1.2
Energy Equipment & Services	1.1
Media	1.1
Entertainment	1.0

Industry Diversification	Percent*
Commercial Services & Supplies	1.0%
Machinery	1.0
Multi-Utilities	1.0
Industrial Conglomerates	0.9
Household Durables	0.9
Airlines	0.9
Textiles, Apparel & Luxury Goods	0.8
Automobiles	0.8
Electronic Equipment, Instruments & Components	0.8
Road & Rail	0.8
Internet & Direct Marketing Retail	0.8
Construction & Engineering	0.7
Consumer Finance	0.7
Electrical Equipment	0.5
Air Freight & Logistics	0.5
Auto Components	0.4
Containers & Packaging	0.4
Building Products	0.4
Metals & Mining	0.3
Independent Power and Renewable Electricity Producers	0.3
Personal Products	0.3
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Real Estate Management & Development	0.2
Professional Services	0.2
Distributors	0.1
Construction Materials	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0
Water Utilities	0.0
Total Investments	99.9%

*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (2.4%)
Arconic, Inc.	5,143	$104,557
General Dynamics Corp.	3,450	595,401
Harris Corp.	1,950	289,984
Huntington Ingalls Industries, Inc.	760	166,045
L3 Technologies, Inc.	1,390	263,363
Lockheed Martin Corp.	3,769	1,107,521
Northrop Grumman Corp.	2,460	644,397
Raytheon Co.	4,150	726,416
Rockwell Collins, Inc.	5,560	711,791
Textron, Inc.	8,770	470,335
The Boeing Co.	8,398	2,980,114
TransDigm Group, Inc.(a)	2,190	723,248
United Technologies Corp.	9,050	1,124,101
		9,907,273
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,530	136,216
Expeditors International of Washington, Inc.	1,800	120,924
FedEx Corp.	3,532	778,241
United Parcel Service, Inc., Class B	7,900	841,666
		1,877,047
AIRLINES (0.9%)
Alaska Air Group, Inc.	7,200	442,224
American Airlines Group, Inc.	5,690	199,605
Delta Air Lines, Inc.	14,590	798,511
Southwest Airlines Co.	6,800	333,880
United Continental Holdings, Inc.(a)	20,160	1,723,882
		3,498,102
AUTO COMPONENTS (0.4%)
Aptiv PLC	11,010	845,568
BorgWarner, Inc.	2,450	96,555
Goodyear Tire & Rubber Co.	34,840	733,730
		1,675,853
AUTOMOBILES (0.8%)
Ford Motor Co.	139,360	1,330,888
General Motors Co.	49,580	1,814,132
Harley-Davidson, Inc.	2,590	98,990
		3,244,010
BANKS (5.1%)
Bank of America Corp.	103,629	2,849,798
BB&T Corp.	16,260	799,342
Citigroup, Inc.	39,430	2,581,088
Citizens Financial Group, Inc.	19,660	734,301
Comerica, Inc.	1,570	128,049
Fifth Third Bancorp	21,080	568,949
Huntington Bancshares, Inc.	21,010	301,073
JPMorgan Chase & Co.	41,394	4,512,774

	Shares	Value
KeyCorp	31,130	$565,321
M&T Bank Corp.	1,630	269,618
People’s United Financial, Inc.	27,500	430,650
PNC Financial Services Group, Inc.	7,954	1,022,010
Regions Financial Corp.	45,392	770,302
SunTrust Banks, Inc.	11,790	738,761
SVB Financial Group(a)	2,580	612,053
U.S. Bancorp	17,450	912,112
Wells Fargo & Co.	51,558	2,744,432
Zions Bancorp	9,240	434,742
		20,975,375
BEVERAGES (1.3%)
Coca-Cola Co. (The)	52,040	2,491,675
Monster Beverage Corp.(a)	12,620	666,967
PepsiCo, Inc.	20,811	2,338,740
		5,497,382
BIOTECHNOLOGY (2.5%)
AbbVie, Inc.	26,030	2,026,435
Alexion Pharmaceuticals, Inc.(a)	3,211	359,857
Amgen, Inc.	8,853	1,706,770
Biogen Idec, Inc.(a)	2,767	841,915
Celgene Corp.(a)	12,420	889,272
Gilead Sciences, Inc.	15,810	1,077,926
Incyte Corp.(a)	6,530	423,275
Regeneron Pharmaceuticals, Inc.(a)	2,163	733,776
Vertex Pharmaceuticals, Inc.(a)	11,670	1,977,598
		10,036,824
BUILDING PRODUCTS (0.4%)
A.O. Smith Corp.	8,080	367,883
Allegion PLC	963	82,558
Fortune Brands Home & Security, Inc.	7,930	355,502
Johnson Controls International PLC	22,501	719,357
Masco Corp.	4,220	126,600
Resideo Technologies, Inc.(a)	1,523	32,066
		1,683,966
CAPITAL MARKETS (3.7%)
Affiliated Managers Group, Inc.	614	69,787
Ameriprise Financial, Inc.	2,126	270,512
Bank of New York Mellon Corp.	18,561	878,492
BlackRock, Inc., Class A	1,853	762,361
CBOE Holdings, Inc.	10,740	1,212,009
Charles Schwab Corp.	22,900	1,058,896
CME Group, Inc.	4,365	799,843
E*TRADE Financial Corp.	17,648	872,164
Franklin Resources, Inc.	2,760	84,180
Goldman Sachs Group, Inc.	7,334	1,652,864
IntercontinentalExchange Group, Inc.	16,615	1,280,020
Invesco Ltd.	10,140	220,139
Moody’s Corp.	6,530	949,984

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Morgan Stanley	26,400	$1,205,424
MSCI, Inc., Class A	9,070	1,363,947
Northern Trust Corp.	2,550	239,878
Raymond James Financial, Inc.	1,440	110,434
S&P Global, Inc.	5,860	1,068,395
State Street Corp.	4,357	299,544
T. Rowe Price Group, Inc.	7,190	697,358
The NASDAQ OMX Group, Inc.	1,600	138,736
		15,234,967
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,890	446,071
Albemarle Corp.	1,500	148,830
CF Industries Holdings, Inc.	2,770	133,043
DowDuPont, Inc.	30,626	1,651,354
Ecolab, Inc.	3,610	552,872
FMC Corp.	5,570	434,906
International Flavors & Fragrances, Inc.	1,370	198,184
Linde PLC(a)	3,740	618,858
LyondellBasell Industries N.V., Class A	3,770	336,548
PPG Industries, Inc.	3,378	354,994
The Mosaic Co.	48,030	1,486,048
The Sherwin-Williams Co.	2,815	1,107,618
		7,469,326
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Cintas Corp.	5,310	965,730
Copart, Inc.(a)	22,130	1,082,378
Republic Services, Inc., Class A	3,796	275,893
Rollins, Inc.	7,620	451,104
Stericycle, Inc.(a)	1,830	91,445
Waste Management, Inc.	11,310	1,011,906
		3,878,456
COMMUNICATIONS EQUIPMENT (1.3%)
Arista Networks, Inc.(a)	4,890	1,126,411
Cisco Systems, Inc.	55,020	2,517,165
F5 Networks, Inc.(a)	1,080	189,302
Juniper Networks, Inc.	6,840	200,207
Motorola Solutions, Inc.	8,951	1,097,035
		5,130,120
CONSTRUCTION & ENGINEERING (0.7%)
Fluor Corp.	24,980	1,095,623
Jacobs Engineering Group, Inc.	11,950	897,325
Quanta Services, Inc.(a)	23,520	733,824
		2,726,772
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	1,010	172,993
Vulcan Materials Co.	2,173	219,777
		392,770

	Shares	Value
CONSUMER FINANCE (0.7%)
American Express Co.	8,670	$890,669
Capital One Financial Corp.	16,368	1,461,663
Discover Financial Services	4,490	312,818
Synchrony Financial	8,740	252,411
		2,917,561
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	5,470	496,239
Ball Corp.	3,960	177,408
International Paper Co.	4,550	206,388
Packaging Corporation of America	1,170	107,418
Sealed Air Corp.	2,090	67,632
WestRock Co.	12,299	528,488
		1,583,573
DISTRIBUTORS (0.1%)
Genuine Parts Co.	4,370	427,910
LKQ Corp.(a)	3,710	101,172
		529,082
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	81,212
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Berkshire Hathaway, Inc., Class B(a)	32,020	6,573,066
Jefferies Financial Group, Inc.	48,470	1,040,651
		7,613,717
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
CenturyLink, Inc.	140,549	2,900,931
Verizon Communications, Inc.	48,820	2,787,134
		5,688,065
ELECTRIC UTILITIES (1.6%)
Alliant Energy Corp.	2,090	89,828
American Electric Power Company, Inc.	5,370	393,943
Duke Energy Corp.	12,594	1,040,642
Edison International	4,490	311,561
Entergy Corp.	1,480	124,246
Evergy, Inc.	110	6,159
Eversource Energy	3,510	222,043
Exelon Corp.	25,759	1,128,502
FirstEnergy Corp.	5,119	190,836
NextEra Energy, Inc.	7,260	1,252,350
PG&E Corp.(a)	16,120	754,577
Pinnacle West Capital Corp.	20	1,645
PPL Corp.	7,780	236,512
Southern Co.	10,160	457,505
Xcel Energy, Inc.	6,190	303,372
		6,513,721

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	8,770	$588,292
Eaton Corp. PLC	9,350	670,114
Emerson Electric Co.	7,540	511,815
Rockwell Automation, Inc.	2,000	329,460
		2,099,681
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	9,440	844,880
Corning, Inc.	36,360	1,161,702
FLIR Systems, Inc.	1,270	58,814
IPG Photonics Corp.(a)	5,900	787,945
TE Connectivity Ltd.	3,660	276,037
		3,129,378
ENERGY EQUIPMENT & SERVICES (1.1%)
Baker Hughes, a GE company LLC	42,909	1,145,241
Halliburton Co.	10,320	357,898
Helmerich & Payne, Inc.	740	46,095
National-Oilwell Varco, Inc.	21,646	796,573
Schlumberger Ltd.	15,334	786,787
TechnipFMC PLC	45,980	1,209,274
		4,341,868
ENTERTAINMENT (1.0%)
Activision Blizzard, Inc.	26,550	1,833,278
The Walt Disney Co.	19,700	2,262,151
		4,095,429
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.8%)
Alexandria Real Estate Equities, Inc.	1,310	160,121
American Tower Corp.	10,400	1,620,424
Apartment Investment & Management Co., Class A	2,459	105,835
AvalonBay Communities, Inc.	2,304	404,076
Boston Properties, Inc.	1,890	228,237
Crown Castle International Corp.	5,160	561,098
Digital Realty Trust, Inc.	3,160	326,302
Duke Realty Corp.	5,660	156,046
Equinix, Inc.	1,764	668,097
Equity Residential	4,620	300,115
Essex Property Trust, Inc.	1,185	297,174
Extra Space Storage, Inc.	8,210	739,393
Federal Realty Investment Trust	860	106,683
HCP, Inc.	5,330	146,842
Host Hotels & Resorts, Inc.	10,533	201,286
Iron Mountain, Inc.	2,919	89,351
Kimco Realty Corp.	9,420	151,568
Macerich Co.	1,520	78,462
Mid-America Apartment Communities, Inc.	1,440	140,702
Prologis, Inc.	19,812	1,277,280

	Shares	Value
Public Storage, Inc.	2,187	$449,363
Realty Income Corp.	3,960	238,669
Regency Centers Corp.	1,610	102,010
SBA Communications Corp.(a)	5,960	966,533
Simon Property Group, Inc.	4,120	756,102
SL Green Realty Corp.	1,170	106,774
UDR, Inc.	4,890	191,639
Ventas, Inc.	4,480	260,019
Vornado Realty Trust	2,105	143,308
Welltower, Inc.	4,610	304,583
Weyerhaeuser Co.	7,989	212,747
		11,490,839
FOOD & STAPLES RETAILING (1.9%)
Costco Wholesale Corp.	7,450	1,703,293
SYSCO Corp.	11,680	833,134
The Kroger Co.	44,080	1,311,821
Walgreens Boots Alliance, Inc.	18,930	1,510,046
Wal-Mart Stores, Inc.	24,120	2,418,754
		7,777,048
FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.	43,810	2,070,022
Campbell Soup Co.	3,800	142,158
ConAgra Foods, Inc.	6,230	221,788
General Mills, Inc.	9,310	407,778
Hormel Foods Corp.	4,330	188,961
J.M. Smucker Co.	4,340	470,109
Kellogg Co.	4,850	317,578
McCormick & Company, Inc.	2,560	368,640
Mondelez International, Inc., Class A	18,840	790,903
The Hershey Co.	2,120	227,158
The Kraft Heinz Co.	8,146	447,786
Tyson Foods, Inc., Class A	9,430	565,046
		6,217,927
HEALTH CARE EQUIPMENT & SUPPLIES (4.8%)
Abbott Laboratories	32,002	2,206,218
ABIOMED, Inc.(a)	4,410	1,504,692
Align Technology, Inc.(a)	6,080	1,344,896
Baxter International, Inc.	11,180	698,862
Becton, Dickinson & Co.	5,940	1,369,170
Boston Scientific Corp.(a)	40,267	1,455,249
Danaher Corp.	9,320	926,408
Dentsply Sirona, Inc.	4,300	148,909
Edwards Lifesciences Corp.(a)	8,800	1,298,880
Hologic, Inc.(a)	24,110	940,049
IDEXX Laboratories, Inc.(a)	5,400	1,145,448
Intuitive Surgical, Inc.(a)	4,111	2,142,571
Medtronic PLC	18,183	1,633,197
ResMed, Inc.	8,380	887,609

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Stryker Corp.	7,900	$1,281,538
Varian Medical Systems, Inc.(a)	2,310	275,745
Zimmer Holdings, Inc.	3,200	363,488
		19,622,929
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Aetna, Inc.	6,054	1,201,114
AmerisourceBergen Corp.	10,950	963,600
Anthem, Inc.	5,460	1,504,612
Cardinal Health, Inc.	23,090	1,168,354
Centene Corp.(a)	15,870	2,068,178
CIGNA Corp.	7,320	1,565,089
CVS Corp.	30,115	2,180,025
DaVita, Inc.(a)	11,340	763,636
Express Scripts Holding Co.(a)	25,111	2,435,014
Henry Schein, Inc.(a)	3,500	290,500
Laboratory Corporation of America Holdings(a)	2,470	396,558
McKesson Corp.	10,785	1,345,537
Quest Diagnostics, Inc.	2,930	275,742
WellCare Group, Inc.(a)	1,640	452,624
		16,610,583
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	16,920	969,178
HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp., Class A	4,990	279,640
Chipotle Mexican Grill, Inc.(a)	368	169,401
Hilton Worldwide Holdings, Inc.	4,270	303,896
Marriott International, Inc., Class A	11,826	1,382,341
McDonald’s Corp.	9,430	1,668,167
Norwegian Cruise Line Holdings Ltd.(a)	17,100	753,597
Royal Caribbean Cruises Ltd.	2,790	292,197
Starbucks Corp.	17,470	1,017,977
YUM! Brands, Inc.	4,650	420,406
		6,287,622
HOUSEHOLD DURABLES (0.9%)
D.R. Horton, Inc.	25,646	922,230
Garmin Ltd.	1,590	105,194
Leggett & Platt, Inc.	1,580	57,370
Lennar Corp., Class A	2,250	96,705
Mohawk Industries, Inc.(a)	2,024	252,453
Newell Rubbermaid, Inc.	33,970	539,444
Pulte Group, Inc.	36,945	907,739
Whirlpool Corp.	6,212	681,829
		3,562,964

	Shares	Value
HOUSEHOLD PRODUCTS (1.2%)
Church & Dwight Company, Inc.	5,740	$340,784
Clorox Co.	2,150	319,167
Colgate-Palmolive Co.	12,280	731,274
Kimberly-Clark Corp.	5,830	608,069
Procter & Gamble Co.	30,581	2,711,923
		4,711,217
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	3,430	124,132
The AES Corp.	75,140	1,095,541
		1,219,673
INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.	7,744	1,473,374
Honeywell International, Inc.	9,270	1,342,481
Roper Industries, Inc.	3,372	953,939
		3,769,794
INSURANCE (4.1%)
AFLAC, Inc.	20,620	888,104
American International Group, Inc.	23,804	982,867
Aon PLC	3,080	481,034
Arthur J. Gallagher & Co.	2,340	173,183
Assurant, Inc.	10,340	1,005,151
Brighthouse Financial, Inc.(a)	798	31,625
Chubb Ltd.	9,551	1,193,016
Cincinnati Financial Corp.	5,292	416,163
Everest Re Group Ltd.	4,450	969,477
Hartford Financial Services Group, Inc.	17,610	799,846
Lincoln National Corp.	16,656	1,002,525
Loews Corp.	22,970	1,069,483
Marsh & McLennan Companies, Inc.	6,940	588,165
MetLife, Inc.	29,270	1,205,631
Principal Financial Group, Inc.	2,860	134,620
Progressive Corp.	21,830	1,521,551
Prudential Financial, Inc.	20,035	1,878,882
The Allstate Corp.	4,620	442,227
The Travelers Companies, Inc.	7,770	972,260
Torchmark Corp.	1,267	107,264
Unum Group	15,300	554,778
Willis Towers Watson PLC	2,030	290,615
		16,708,467
INTERACTIVE MEDIA & SERVICES (3.4%)
Alphabet, Inc., Class A(a)	3,677	4,010,063
Alphabet, Inc., Class C(a)	3,800	4,091,726
Facebook, Inc.(a)	33,050	5,016,659
TripAdvisor, Inc.(a)	3,705	193,179
Twitter, Inc.(a)	22,350	776,662
		14,088,289

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (0.8%)
Booking Holdings, Inc.(a)	1,047	$1,962,685
eBay, Inc.(a)	34,660	1,006,180
Expedia, Inc.	3,675	460,955
		3,429,820
IT SERVICES (5.7%)
Accenture PLC, Class A	8,770	1,382,327
Akamai Technologies, Inc.(a)	2,380	171,955
Alliance Data Systems Corp.	1,017	209,685
Automatic Data Processing, Inc.	5,700	821,256
Broadridge Financial Solutions, Inc.	11,370	1,329,608
Cognizant Technology Solutions Corp., Class A	15,410	1,063,752
DXC Technology Co.	4,097	298,384
Fidelity National Information Services, Inc.	5,646	587,749
Fiserv, Inc.(a)	12,080	957,944
FleetCor Technologies, Inc.(a)	4,910	982,147
Gartner, Inc.(a)	5,720	843,814
International Business Machines Corp.	11,016	1,271,577
Mastercard, Inc., Class A	17,110	3,382,134
Paychex, Inc.	4,990	326,795
PayPal Holdings, Inc.(a)	30,740	2,588,001
Total System Services, Inc.	16,751	1,526,854
VeriSign, Inc.(a)	8,620	1,228,695
Visa, Inc., Class A	31,184	4,298,714
Western Union Co.	6,920	124,837
		23,396,228
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,670	153,156
Mattel, Inc.(a)	4,560	61,925
		215,081
LIFE SCIENCES TOOLS & SERVICES (1.2%)
Agilent Technologies, Inc.	14,970	969,906
Illumina, Inc.(a)	5,718	1,779,156
IQVIA Holdings, Inc.(a)	3,290	404,440
Mettler-Toledo International, Inc.(a)	1,540	842,103
PerkinElmer, Inc.	2,930	253,386
Waters Corp.(a)	3,670	696,162
		4,945,153
MACHINERY (1.0%)
Caterpillar, Inc.	7,530	913,540
Cummins, Inc.	1,850	252,877
Deere & Co.	4,292	581,308
Dover Corp.	1,220	101,065
Flowserve Corp.	580	26,622
Fortive Corp.	3,020	224,235
Illinois Tool Works, Inc.	5,660	722,046
Ingersoll-Rand PLC	2,680	257,119

	Shares	Value
PACCAR, Inc.	3,725	$213,107
Parker Hannifin Corp.	1,895	287,339
Pentair PLC	840	33,726
Snap-on, Inc.	780	120,073
Stanley Black & Decker, Inc.	1,902	221,621
Xylem, Inc.	1,800	118,044
		4,072,722
MEDIA (1.1%)
Charter Communications, Inc., Class A(a)	5,350	1,713,980
Discovery Communications, Inc., Class A(a)	21,500	696,385
Discovery Communications, Inc., Class C(a)	16,541	484,817
Dish Network Corp.(a)	4,260	130,952
Interpublic Group of Companies, Inc.	20,790	481,496
News Corp., Class A	45,030	593,946
News Corp., Class B	8,780	117,125
Omnicom Group, Inc.	5,400	401,328
		4,620,029
METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	15,888	185,096
Newmont Mining Corp.	6,310	195,105
Nucor Corp.	11,160	659,779
		1,039,980
MULTILINE RETAIL (2.1%)
Dollar General Corp.	3,250	361,985
Dollar Tree, Inc.(a)	9,132	769,828
Kohl’s Corp.	32,470	2,458,953
Macy’s, Inc.	59,042	2,024,550
Nordstrom, Inc.	14,890	979,315
Target Corp.	22,480	1,880,003
		8,474,634
MULTI-UTILITIES (1.0%)
Ameren Corp.	3,060	197,615
CenterPoint Energy, Inc.	7,500	202,575
CMS Energy Corp.	4,630	229,278
Consolidated Edison, Inc.	3,970	301,720
Dominion Resources, Inc.	7,514	536,650
DTE Energy Co.	2,970	333,828
NiSource, Inc.	7,770	197,047
Public Service Enterprise Group, Inc.	6,566	350,821
SCANA Corp.	22,830	914,341
Sempra Energy	4,280	471,314
WEC Energy Group	3,785	258,894
		3,994,083
OIL, GAS & CONSUMABLE FUELS (4.5%)
Anadarko Petroleum Corp.	5,970	317,604
Apache Corp.	3,690	139,593
Cabot Oil & Gas Corp., Class A	4,510	109,277

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Chevron Corp.	25,189	$2,812,352
Cimarex Energy Co.	950	75,496
Concho Resources, Inc.(a)	2,460	342,161
ConocoPhillips	12,099	845,720
Devon Energy Corp.	5,250	170,100
EOG Resources, Inc.	6,644	699,879
EQT Corp.	2,500	84,925
Exxon Mobil Corp.	48,590	3,871,651
Hess Corp.	3,070	176,218
HollyFrontier Corp.	15,340	1,034,530
Kinder Morgan, Inc.	53,590	912,102
Marathon Oil Corp.	11,460	217,625
Marathon Petroleum Corp.	26,848	1,891,442
Newfield Exploration Co.(a)	2,030	41,006
Noble Energy, Inc.	4,330	107,600
Occidental Petroleum Corp.	8,342	559,498
ONEOK, Inc.	4,300	282,080
Phillips 66	13,799	1,418,813
Pioneer Natural Resources Co.	2,196	323,405
Valero Energy Corp.	20,550	1,871,900
Williams Companies, Inc.	11,130	270,793
		18,575,770
PERSONAL PRODUCTS (0.3%)
Coty, Inc.	25,290	266,809
The Estee Lauder Companies, Inc., Class A	7,690	1,056,914
		1,323,723
PHARMACEUTICALS (1.2%)
Allergan PLC	5,030	794,790
Eli Lilly & Co.	16,070	1,742,631
Mylan N.V.(a)	22,220	694,375
Nektar Therapeutics(a)	6,430	248,712
Perrigo Co. PLC	2,961	208,158
Zoetis, Inc.	14,070	1,268,411
		4,957,077
PROFESSIONAL SERVICES (0.2%)
Equifax, Inc.	1,630	165,347
IHS Markit Ltd.(a)	4,420	232,183
Nielsen Holdings PLC	5,520	143,410
Robert Half International, Inc.	1,070	64,767
Verisk Analytics, Inc.(a)	2,550	305,592
		911,299
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc., Class A(a)	24,060	969,377
ROAD & RAIL (0.8%)
CSX Corp.	15,670	1,079,036
J.B. Hunt Transport Services, Inc.	740	81,852
Kansas City Southern Industries, Inc.	970	98,901

	Shares	Value
Norfolk Southern Corp.	3,380	$567,265
Union Pacific Corp.	8,462	1,237,314
		3,064,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Advanced Micro Devices, Inc.(a)	9,940	181,008
Analog Devices, Inc.	10,064	842,458
Applied Materials, Inc.	39,850	1,310,268
Broadcom, Inc.	9,085	2,030,407
Intel Corp.	49,000	2,297,120
KLA-Tencor Corp.	5,960	545,578
Lam Research Corp.	8,333	1,181,036
Microchip Technology, Inc.	10,940	719,633
Micron Technology, Inc.(a)	29,080	1,096,898
NVIDIA Corp.	12,945	2,729,194
Qorvo, Inc.(a)	13,320	979,153
QUALCOMM, Inc.	15,880	998,693
Skyworks Solutions, Inc.	10,190	884,084
Texas Instruments, Inc.	14,380	1,334,895
Xilinx, Inc.	2,750	234,768
		17,365,193
SOFTWARE (6.3%)
Adobe Systems, Inc.(a)	13,774	3,385,098
ANSYS, Inc.(a)	5,790	865,894
Autodesk, Inc.(a)	3,580	462,715
CA, Inc.	4,340	192,522
Cadence Design Systems, Inc.(a)	23,180	1,033,133
Citrix Systems, Inc.(a)	2,570	263,348
Fortinet, Inc.(a)	15,720	1,291,870
Intuit, Inc.	6,940	1,464,340
Microsoft Corp.	84,610	9,037,194
Oracle Corp.	34,721	1,695,774
Red Hat, Inc.(a)	11,660	2,001,322
Salesforce.com, Inc.(a)	20,760	2,849,102
Symantec Corp.	8,472	153,767
Synopsys, Inc.(a)	9,790	876,499
		25,572,578
SPECIALTY RETAIL (2.5%)
Advance Auto Parts, Inc.	7,051	1,126,468
AutoZone, Inc.(a)	358	262,582
Best Buy Company, Inc.	17,580	1,233,413
CarMax, Inc.(a)	2,120	143,969
Foot Locker, Inc.	19,480	918,287
Gap, Inc.	12,510	341,523
Home Depot, Inc.	16,590	2,917,849
L Brands, Inc.	2,710	87,858
Lowe’s Companies, Inc.	9,850	937,917
O’Reilly Automotive, Inc.(a)	1,076	345,127
Ross Stores, Inc.	4,500	445,500

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Tiffany & Co.	1,440	$160,272
TJX Companies, Inc.	7,430	816,409
Tractor Supply Co.	2,020	185,618
Ulta Salon Cosmetics & Fragrance, Inc.(a)	800	219,616
		10,142,408
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.9%)
Apple Computer, Inc.	53,671	11,746,434
Hewlett Packard Enterprise Co.	93,530	1,426,332
HP, Inc.	20,050	484,007
NetApp, Inc.	10,480	822,575
Seagate Technology PLC	3,150	126,725
Western Digital Corp.	9,801	422,129
Xerox Corp.	33,541	934,788
		15,962,990
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Hanesbrands, Inc.	6,620	113,599
Michael Kors Holdings Ltd.(a)	10,420	577,372
Nike, Inc., Class B	15,460	1,160,119
PVH Corp.	4,570	552,010
Ralph Lauren Corp.	865	112,113
Tapestry, Inc.	3,340	141,315
Under Armour, Inc., Class A(a)	5,780	127,796
Under Armour, Inc., Class C(a)	1,024	20,306
VF Corp.	4,105	340,222
		3,144,852

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	3,040	$156,286
United Rentals, Inc.(a)	5,460	655,582
W.W. Grainger, Inc.	645	183,161
		995,029
WATER UTILITIES (0.0%)
American Water Works Company, Inc.	2,250	199,193
TOTAL COMMON STOCKS (COST $342,341,834)		402,229,647
MONEY MARKET FUND (1.4%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(b)	5,585,566	5,585,566
TOTAL MONEY MARKET FUND (COST $5,585,566)		5,585,566
TOTAL INVESTMENTS (COST $347,927,400) 99.9%		407,815,213
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		651,148
NET ASSETS 100.0%		$408,466,361
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2018.

LLC – Limited Liability Company

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	5.8%
Equity Real Estate Investment Trusts	5.8
Specialty Retail	5.7
Electronic Equipment, Instruments & Components	5.3
Insurance	4.3
Health Care Equipment & Supplies	4.2
Machinery	3.9
Semiconductors & Semiconductor Equipment	3.4
Software	3.2
Oil, Gas & Consumable Fuels	3.2
Health Care Providers & Services	3.1
IT Services	2.5
Hotels, Restaurants & Leisure	2.1
Energy Equipment & Services	2.1
Capital Markets	2.1
Food Products	2.0
Metals & Mining	1.9
Chemicals	1.9
Household Durables	1.8
Professional Services	1.7
Aerospace & Defense	1.7
Biotechnology	1.6
Commercial Services & Supplies	1.6
Communications Equipment	1.5
Auto Components	1.4
Pharmaceuticals	1.3
Textiles, Apparel & Luxury Goods	1.2
Gas Utilities	1.1
Construction & Engineering	1.1
Road & Rail	1.1
Thrifts & Mortgage Finance	1.1
Building Products	1.0
Life Sciences Tools & Services	1.0
Consumer Finance	1.0

Industry Diversification	Percent*
Trading Companies & Distributors	1.0%
Paper & Forest Products	0.9
Diversified Consumer Services	0.9
Electrical Equipment	0.9
Media	0.8
Health Care Technology	0.8
Money Market Fund	0.8
Entertainment	0.8
Multiline Retail	0.7
Containers & Packaging	0.6
Electric Utilities	0.6
Personal Products	0.6
Mortgage Real Estate Investment Trusts	0.6
Diversified Telecommunication Services	0.5
Internet & Direct Marketing Retail	0.5
Food & Staples Retailing	0.5
Multi-Utilities	0.5
Air Freight & Logistics	0.5
Airlines	0.4
Leisure Products	0.4
Interactive Media & Services	0.4
Household Products	0.3
Wireless Telecommunication Services	0.3
Real Estate Management & Development	0.3
Marine	0.3
Industrial Conglomerates	0.2
Water Utilities	0.2
Technology Hardware, Storage & Peripherals	0.2
Construction Materials	0.2
Distributors	0.2
Automobiles	0.2
Beverages	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	5,110	$243,134
Aerojet Rocketdyne Holdings, Inc.(a)	7,790	275,143
AeroVironment, Inc.(a)	3,630	326,591
Axon Enterprise, Inc.(a)	6,500	401,180
Cubic Corp.	1,580	103,664
Curtiss-Wright Corp.	2,520	275,839
Engility Holdings, Inc.(a)	8,610	267,168
Esterline Technologies Corp.(a)	4,530	531,641
Mercury Computer Systems, Inc.(a)	10,420	488,281
Moog, Inc., Class A	1,940	138,807
National Presto Industries, Inc.	340	42,388
Teledyne Technologies, Inc.(a)	2,570	568,690
Triumph Group, Inc.	8,410	153,482
		3,816,008
AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings(a)	6,450	332,949
Echo Global Logistics, Inc.(a)	8,720	224,191
Forward Air Corp.	3,190	191,368
Hub Group, Inc., Class A(a)	6,270	287,292
		1,035,800
AIRLINES (0.4%)
Allegiant Travel Co.	856	97,704
Hawaiian Holdings, Inc.	3,210	111,098
JetBlue Airways Corp.(a)	23,990	401,353
SkyWest, Inc.	3,290	188,484
		798,639
AUTO COMPONENTS (1.4%)
Adient PLC	5,220	158,792
American Axle & Manufacturing Holdings, Inc.(a)	25,290	383,649
Cooper Tire & Rubber Co.	8,520	263,183
Cooper-Standard Holding, Inc.(a)	2,000	185,300
Dana, Inc.	8,380	130,477
Delphi Technologies PLC	8,670	185,885
Dorman Products, Inc.(a)	1,780	140,638
Fox Factory Holding Corp.(a)	8,040	431,989
Gentex Corp.	17,210	362,271
Gentherm, Inc.(a)	2,220	96,881
LCI Industries	2,960	205,276
Motorcar Parts of America, Inc.(a)	1,270	26,899
Standard Motor Products, Inc.	2,840	153,672
Superior Industries International, Inc.	23,340	229,432
Visteon Corp.(a)	3,260	257,670
		3,212,014
AUTOMOBILES (0.2%)
Thor Industries, Inc.	4,700	327,308
Winnebago Industries, Inc.	6,160	169,770
		497,078
BANKS (5.8%)
Ameris Bancorp	2,390	102,507
Associated Bancorp	15,458	358,316

	Shares	Value
Banc of California, Inc.	2,860	$45,617
BancorpSouth Bank	4,200	120,540
Bank of Hawaii Corp.	2,990	234,536
Bank OZK	9,560	261,562
Banner Corp.	2,330	134,721
Berkshire Hills Bancorp, Inc.	2,050	68,408
Boston Private Financial Holdings, Inc.	6,690	90,315
Brookline Bancorp, Inc.	6,090	94,395
Cathay General Bancorp	3,620	136,365
Central Pacific Financial Corp.	2,140	57,866
Chemical Financial Corp.	4,364	204,497
City Holding Co.	1,110	81,896
Columbia Banking System, Inc.	3,710	137,604
Commerce Bancshares, Inc.	5,447	346,429
Community Bank System, Inc.	3,040	177,506
Cullen/Frost Bankers, Inc.	3,590	351,533
Customers Bancorp, Inc.(a)	2,480	50,815
CVB Financial Corp.	3,720	81,282
East West Bancorp, Inc.	10,680	560,059
F.N.B. Corp.	22,460	265,702
Fidelity Southern Corp.	690	16,022
First Bancorp(a)	48,752	449,981
First Commonwealth Financial Corp.	4,950	66,825
First Financial Bancorp	4,760	124,569
First Financial Bankshares, Inc.	3,700	218,263
First Horizon National Corp.	18,240	294,394
First Midwest Bancorp, Inc.	6,240	143,270
Franklin Financial Network, Inc.(a)	770	26,103
Fulton Financial Corp.	11,130	178,191
Glacier Bancorp, Inc.	4,330	183,592
Great Western Bancorp, Inc.	3,280	120,212
Green Bancorp, Inc.	1,270	23,495
Hancock Holding Co.	5,049	211,856
Hanmi Financial Corp.	2,241	47,016
Heritage Financial Corp.	1,430	46,790
Home Bancshares, Inc.	9,702	184,726
Hope Bancorp, Inc.	7,602	110,077
Independent Bank Corp. - Massachusetts	1,730	135,718
International Bancshares Corp.	3,120	120,744
LegacyTexas Financial Group, Inc.	6,290	242,354
MB Financial, Inc.	5,401	239,750
National Bank Holdings Corp.	10,890	367,646
NBT Bancorp	1,690	61,668
OFG Bancorp	23,250	397,343
Old National Bancorp	6,220	111,027
Opus Bank	4,680	88,873
Pacific Premier Bancorp, Inc.(a)	5,870	171,580
PacWest Bancorp	9,130	370,861
Pinnacle Financial Partners, Inc.	4,860	254,178
Preferred Bank/Los Angeles, CA	4,520	232,373
Prosperity Bancshares, Inc.	4,230	275,077
S&T Bancorp, Inc.	1,570	62,973
Seacoast Banking Corporation of Florida(a)	2,530	66,564
ServisFirst Bancshares, Inc.	5,090	183,138
Signature Bank	3,310	363,769
Simmons First National Corp., Class A	5,040	134,971

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Southside Bancshares, Inc.	1,894	$60,002
Sterling Bancorp	14,199	255,298
Synovus Financial Corp.	9,042	339,618
TCF Financial Corp.	8,990	187,711
Texas Capital Bancshares, Inc.(a)	4,130	269,400
Tompkins Financial Corp.	1,079	78,907
Triumph Bancorp, Inc.(a)	1,420	50,921
Trustmark Corp.	4,340	133,672
UMB Financial Corp.	2,940	187,719
Umpqua Holdings Corp.	15,030	288,576
United Bankshares, Inc.	8,033	266,455
United Community Banks, Inc.	5,222	129,871
Valley National Bancorp	12,762	127,365
Webster Financial Corp.	5,800	341,272
WestAmerica Bancorp	1,890	110,017
Wintrust Financial Corp.	3,560	271,058
		13,386,322
BEVERAGES (0.1%)
Coca-Cola Bottling Co. Consolidated	1,289	222,520
BIOTECHNOLOGY (1.6%)
Acorda Therapeutics, Inc.(a)	2,800	53,508
AMAG Pharmaceuticals, Inc.(a)	2,470	53,105
Cytokinetics, Inc.(a)	3,980	26,626
Eagle Pharmaceuticals, Inc.(a)	2,360	116,206
Emergent BioSolutions, Inc.(a)	7,090	433,837
Enanta Pharmaceuticals, Inc.(a)	6,220	479,935
Exelixis, Inc.(a)	32,280	447,724
Ligand Pharmaceuticals, Inc., Class B(a)	2,680	441,691
MiMedx Group, Inc.(a)	36,160	210,451
Momenta Pharmaceuticals, Inc.(a)	15,820	197,908
Myriad Genetics, Inc.(a)	8,360	376,451
Progenics Pharmaceuticals, Inc.(a)	7,170	35,922
REGENXBIO, Inc.(a)	1,740	116,006
Repligen Corp.(a)	6,590	357,310
Spectrum Pharmaceuticals, Inc.(a)	5,730	68,187
United Therapeutics Corp.(a)	2,583	286,351
		3,701,218
BUILDING PRODUCTS (1.0%)
AAON, Inc.	2,458	84,776
American Woodmark Corp.(a)	1,890	114,232
Apogee Enterprises, Inc.	1,730	62,453
Gibraltar Industries, Inc.(a)	1,990	70,924
Griffon Corp.	2,660	32,239
Insteel Industries, Inc.	1,140	29,777
Lennox International, Inc.	2,770	584,165
Patrick Industries, Inc.(a)	5,115	222,554
PGT, Inc.(a)	16,840	341,178
Quanex Building Products Corp.	2,565	38,013
Simpson Manufacturing Co., Inc.	3,980	227,178
Trex Co., Inc.(a)	7,910	484,883
Universal Forest Products, Inc.	3,610	102,055
		2,394,427

	Shares	Value
CAPITAL MARKETS (2.1%)
Blucora, Inc.(a)	2,880	$83,290
Donnelley Financial Solutions, Inc.(a)	2,051	31,893
Eaton Vance Corp.	7,670	345,533
Evercore Partners, Inc.	4,710	384,760
FactSet Research Systems, Inc.	2,800	626,528
Federated Investors, Inc., Class B	7,890	194,646
Greenhill & Company, Inc.	1,450	31,973
Interactive Brokers Group, Inc., Class A	5,600	276,696
INTL FCStone, Inc.(a)	7,090	321,035
Investment Technology Group, Inc.	2,590	71,173
Janus Henderson Group PLC	15,080	370,516
Legg Mason, Inc.	10,840	305,905
MarketAxess Holdings, Inc.	2,830	593,366
Piper Jaffray Companies, Inc.	990	68,686
SEI Investments Co.	9,960	532,362
Stifel Financial Corp.	6,605	301,981
Virtus Investment Partners, Inc.	577	57,319
Waddell & Reed Financial, Inc., Class A	5,260	100,308
WisdomTree Investments, Inc.	6,900	53,613
		4,751,583
CHEMICALS (1.9%)
AdvanSix, Inc.(a)	1,830	50,764
American Vanguard Corp.	1,340	21,574
Ashland Global Holdings, Inc.	3,800	281,124
Balchem Corp.	1,955	183,086
Cabot Corp.	3,660	178,169
Flotek Industries, Inc.(a)	41,060	74,318
FutureFuel Corp.	1,380	22,632
H.B. Fuller Co.	3,410	151,608
Hawkins, Inc.	3,630	122,186
Ingevity Corp.(a)	3,340	304,207
Innophos Holdings, Inc.	1,220	35,746
Innospec, Inc.	1,530	102,388
Koppers Holdings, Inc.(a)	5,420	144,985
Kraton Performance Polymers, Inc.(a)	7,080	194,983
LSB Industries, Inc.(a)	1,840	13,984
Mineral Technologies, Inc.	2,160	118,260
NewMarket Corp.	524	202,243
Olin Corp.	9,470	191,294
PolyOne Corp.	4,240	136,994
Quaker Chemical Corp.	750	134,925
Rayonier, Inc.	3,213	39,777
RPM International, Inc.	8,010	489,972
Sensient Technologies Corp.	2,830	183,554
Stepan Co.	1,240	102,412
The Chemours Co.	12,110	399,751
The Scotts Miracle-Gro Co., Class A	2,520	168,185
Tredegar Corp.	9,280	172,608
Valvoline, Inc.	10,386	206,889
		4,428,618
COMMERCIAL SERVICES & SUPPLIES (1.6%)
ABM Industries, Inc.	8,120	249,690
Brady Corp., Class A	2,610	105,157

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Clean Harbors, Inc.(a)	3,230	$219,769
Deluxe Corp.	3,150	148,712
Essendant, Inc.	15,290	194,795
Healthcare Services Group, Inc.	8,832	358,491
Herman Miller, Inc.	8,200	270,190
HNI Corp.	5,040	190,966
Interface, Inc.	6,650	108,329
LSC Communications, Inc.	15,571	146,835
Matthews International Corp., Class A	2,260	94,061
Mobile Mini, Inc.	2,710	111,435
MSA Safety, Inc.	2,110	220,368
Multi-Color Corp.	1,190	63,260
Pitney Bowes, Inc.	8,970	59,381
R.R. Donnelley & Sons Co.	6,153	36,118
Team, Inc.(a)	14,430	287,157
Tetra Tech, Inc.	3,410	225,196
The Brink’s Co.	5,240	347,517
UniFirst Corp.	930	138,849
US Ecology, Inc.	1,440	100,699
Viad Corp.	1,360	65,130
		3,742,105
COMMUNICATIONS EQUIPMENT (1.5%)
ADTRAN, Inc.	2,470	33,197
Applied Optoelectronics, Inc.(a)	12,240	240,271
ARRIS International PLC(a)	13,649	339,451
CalAmp Corp.(a)	9,700	193,418
Ciena Corp.(a)	15,090	471,713
Comtech Telecommunications Corp.	10,300	287,576
Digi International, Inc.(a)	18,700	216,920
Extreme Networks, Inc.(a)	17,160	95,238
Finisar Corp.(a)	13,360	222,978
Harmonic, Inc.(a)	7,510	41,380
InterDigital, Inc.	3,470	246,196
Lumentum Holdings, Inc.(a)	3,704	202,424
NETGEAR, Inc.(a)	1,940	107,631
NetScout Systems, Inc.(a)	7,300	184,398
Oclaro, Inc.(a)	11,190	91,982
Plantronics, Inc.	2,140	126,196
ViaSat, Inc.(a)	3,510	223,798
VIAVI Solutions, Inc.(a)	10,890	125,562
		3,450,329
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	17,082	497,770
Aegion Corp.(a)	4,860	94,090
Comfort Systems USA, Inc.	5,220	279,166
Dycom Industries, Inc.(a)	4,190	284,417
EMCOR Group, Inc.	4,930	349,931
Granite Construction, Inc.	2,980	136,246
KBR, Inc.	13,640	269,799
MYR Group, Inc.(a)	6,960	232,394
Orion Group Holdings, Inc.(a)	40,990	193,473
Valmont Industries, Inc.	1,340	166,575
		2,503,861

	Shares	Value
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc., Class A	3,740	$276,162
U.S. Concrete, Inc.(a)	3,880	126,643
		402,805
CONSUMER FINANCE (1.0%)
Encore Capital Group, Inc.(a)	1,730	43,959
Enova International, Inc.(a)	12,353	292,149
EZCORP, Inc., Class A(a)	21,480	213,511
Firstcash, Inc.	5,468	439,627
Green Dot Corp., Class A(a)	4,930	373,398
Navient Corp.	30,870	357,475
PRA Group, Inc.(a)	2,970	91,595
SLM Corp.(a)	26,290	266,581
World Acceptance Corp.(a)	1,660	168,473
		2,246,768
CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	3,750	382,350
Bemis Co., Inc.	5,400	247,158
Greif, Inc., Class A	3,590	169,807
Myers Industries, Inc.	1,860	29,499
Owens-Illinois, Inc.(a)	14,070	220,477
Silgan Holdings, Inc.	4,060	97,562
Sonoco Products Co.	5,410	295,278
		1,442,131
DISTRIBUTORS (0.2%)
Pool Corp.	3,160	460,570
DIVERSIFIED CONSUMER SERVICES (0.9%)
Adtalem Global Education, Inc.(a)	5,940	300,742
American Public Education, Inc.(a)	1,320	43,204
Career Education Corp.(a)	4,120	59,246
Graham Holdings Co.	565	328,293
Regis Corp.(a)	16,310	274,660
Service Corp. International	15,080	625,368
Sotheby’s(a)	4,790	201,180
Strategic Education, Inc.	1,409	177,280
Weight Watchers International, Inc.(a)	2,320	153,352
		2,163,325
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
ATN International, Inc.	750	63,368
Cincinnati Bell, Inc.(a)	3,002	42,598
Cogent Communications Holdings, Inc.	4,120	214,158
Consolidated Communications Holdings, Inc.	3,800	47,576
Frontier Communications Corp.	19,062	91,688
Iridium Communications, Inc.(a)	18,840	373,220
Vonage Holdings Corp.(a)	22,280	295,433
		1,128,041
ELECTRIC UTILITIES (0.6%)
ALLETE, Inc.	3,230	239,020
El Paso Electric Co.	2,290	130,644
Hawaiian Electric Industries, Inc.	6,130	228,649
IDACORP, Inc.	3,130	291,904

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
OGE Energy Corp.	10,600	$383,190
PNM Resources, Inc.	4,990	191,666
		1,465,073
ELECTRICAL EQUIPMENT (0.9%)
Acuity Brands, Inc.	2,360	296,510
AZZ, Inc.	1,670	74,064
Encore Wire Corp.	3,930	173,706
EnerSys	2,490	198,129
Hubbell, Inc.	3,210	326,457
nVent Electric PLC	8,980	219,292
Powell Industries, Inc.	7,010	204,412
Regal-Beloit Corp.	4,530	324,801
Vicor Corp.(a)	5,750	230,575
		2,047,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.3%)
Anixter International, Inc.(a)	5,750	377,717
Arrow Electronics, Inc.(a)	9,570	647,985
Avnet, Inc.	17,370	696,016
Badger Meter, Inc.	1,630	80,049
Bel Fuse, Inc., Class B	5,980	131,560
Belden CDT, Inc.	2,560	138,368
Benchmark Electronics, Inc.	11,530	251,700
Cognex Corp.	14,470	619,895
Coherent, Inc.(a)	2,414	297,260
Control4 Corp.(a)	10,180	284,225
CTS Corp.	2,250	60,052
Daktronics, Inc.	9,920	72,515
Electro Scientific Industries, Inc.(a)	12,400	359,600
ePlus, Inc.(a)	900	76,392
Fabrinet(a)	6,620	286,778
FARO Technologies, Inc.(a)	1,070	54,078
II-VI, Inc.(a)	8,140	303,052
Insight Enterprises, Inc.(a)	9,510	491,572
Itron, Inc.(a)	2,140	111,580
Jabil Circuit, Inc.	20,160	498,557
KEMET Corp.	24,520	534,046
Keysight Technologies, Inc.(a)	10,900	622,172
Knowles Corp.(a)	9,640	155,975
Littelfuse, Inc.	2,210	400,364
Methode Electronics, Inc., Class A	2,020	59,792
MTS Systems Corp.	1,180	55,873
National Instruments Corp.	7,975	390,536
OSI Systems, Inc.(a)	1,200	82,992
Park Electrochemical Corp.	760	13,422
Plexus Corp.(a)	3,810	222,504
Rogers Corp.(a)	2,250	276,885
Sanmina Corp.(a)	13,220	334,466
ScanSource, Inc.(a)	12,110	470,837
SYNNEX Corp.	5,148	399,536
Tech Data Corp.(a)	5,870	414,774
Trimble Navigation Ltd.(a)	16,210	605,930
TTM Technologies, Inc.(a)	26,280	307,476

	Shares	Value
Vishay Intertechnology, Inc.	8,570	$156,831
Zebra Technologies Corp., Class A(a)	5,060	841,478
		12,184,840
ENERGY EQUIPMENT & SERVICES (2.1%)
Apergy Corp.(a)	4,700	183,253
Archrock, Inc.	21,360	219,154
Bristow Group, Inc.(a)	10,420	114,724
C&J Energy Services, Inc.(a)	4,270	80,191
CARBO Ceramics, Inc.(a)	1,100	5,313
Core Laboratories N.V.	2,670	227,591
Diamond Offshore Drilling, Inc.(a)	16,990	240,918
Dril-Quip, Inc.(a)	2,350	100,016
Ensco PLC, Class A, Sponsored ADR	59,444	424,430
Era Group, Inc.(a)	2,320	26,263
Exterran Corp.(a)	1,885	39,378
Geospace Technologies Corp.(a)	570	7,256
Gulf Island Fabrication, Inc.	9,340	79,390
Helix Energy Solutions Group, Inc.(a)	20,140	171,593
KLX Energy Services Holdings, Inc.(a)	2,752	79,505
Matrix Service Co.(a)	16,470	334,835
McDermott International, Inc.(a)	21,863	169,001
Nabors Industries Ltd.	16,025	79,644
Newpark Resources, Inc.(a)	13,070	107,305
Noble Corp. PLC(a)	20,650	103,663
Oceaneering International, Inc.(a)	13,010	246,409
Oil States International, Inc.(a)	7,420	165,243
Patterson-UTI Energy, Inc.	12,130	201,843
Pioneer Energy Services Corp.(a)	59,700	177,309
Propetro Holding Corp.(a)	4,140	73,071
Rowan Companies PLC, Class A(a)	17,940	285,425
SEACOR Holdings, Inc.	1,240	59,508
Superior Energy Services, Inc.(a)	8,080	63,266
TETRA Technologies, Inc.(a)	4,190	12,444
Transocean Ltd.(a)	26,000	286,260
Unit Corp.(a)	11,950	276,404
US Silica Holdings, Inc.	5,140	71,960
		4,712,565
ENTERTAINMENT (0.8%)
Cinemark Holdings, Inc.	6,410	266,464
Live Nation, Inc.(a)	12,962	677,912
Marcus Corp.	1,830	71,407
World Wrestling Entertainment, Inc.	10,830	786,150
		1,801,933
EQUITY REAL ESTATE INVESTMENT TRUSTS (5.8%)
Acadia Realty Trust	5,997	166,956
Agree Realty Corp.	2,470	141,457
Alexander & Baldwin, Inc.	6,313	123,356
American Assets Trust, Inc.	3,310	126,972
American Campus Communities, Inc.	8,310	328,328
Armada Hoffler Properties, Inc.	180	2,696
Camden Property Trust	5,680	512,734
CareTrust REIT, Inc.	5,798	102,393
CBL & Associates Properties, Inc.	48,180	158,994
Cedar Shopping Centers, Inc.	4,120	15,532

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Chatham Lodging Trust	2,040	$39,780
Chesapeake Lodging Trust	3,940	115,797
Community Healthcare Trust, Inc.	830	24,668
Corecivic, Inc.	6,958	156,277
Coresite Realty Corp.	3,560	334,142
Corporate Office Properties Trust	5,430	140,311
Cousins Properties, Inc.	20,119	167,189
Cyrusone, Inc.	6,060	322,574
DiamondRock Hospitality Co.	15,560	162,602
Douglas Emmett, Inc.	9,010	326,072
Easterly Government Properties, Inc.	11,320	205,684
EastGroup Properties, Inc.	3,390	324,728
EPR Properties	4,910	337,513
First Industrial Realty Trust, Inc.	12,840	394,188
Four Corners Property Trust, Inc.	18,667	486,835
Franklin Street Properties Corp.	3,250	22,620
Getty Realty Corp.	2,470	66,270
Global Net Lease, Inc.	4,030	81,608
Government Properties Income Trust	5,310	46,887
Healthcare Realty Trust, Inc.	7,960	221,766
Hersha Hospitality Trust	13,190	231,616
Highwood Properties, Inc.	5,760	245,606
Hospitality Properties Trust	8,860	226,993
Independence Realty Trust, Inc.	530	5,252
iStar, Inc.	1,810	19,005
JBG Smith Properties	6,400	239,872
Kilroy Realty Corp.	6,490	447,031
Kite Realty Group Trust	8,125	128,700
Lamar Advertising Co.	5,030	368,800
LaSalle Hotel Properties	9,800	323,498
Lexington Corporate Properties Trust	17,775	138,112
Liberty Property Trust	8,550	357,989
Life Storage, Inc.	3,000	282,480
LTC Properties, Inc.	2,620	112,057
Mack-Cali Realty Corp.	5,010	101,703
Medical Properties Trust, Inc.	23,000	341,780
National Retail Properties, Inc.	9,100	425,425
National Storage Affiliates	16,310	434,335
OMEGA Healthcare Investors, Inc.	11,396	380,057
Pennsylvania Real Estate Investment Trust	3,840	34,368
Potlatch Corp.	3,734	135,358
PS Business Parks, Inc.	1,320	172,392
Ramco-Gershenson Properties Trust	2,430	32,270
Rayonier, Inc.	7,010	211,702
Retail Opportunity Investments Corp.	8,900	156,551
Sabra Healthcare REIT, Inc.	16,989	367,812
Saul Centers, Inc.	1,140	54,446
Senior Housing Properties Trust	14,200	228,194
Summit Hotel Properties, Inc.	7,620	87,782
Tanger Factory Outlet Center	6,890	153,371
Taubman Centers, Inc.	3,870	212,889
The Geo Group, Inc.	6,934	153,311
Uniti Group, Inc.	10,184	194,922
Universal Health Realty Income Trust	990	63,459
Urban Edge Properties	5,590	114,539
Urstadt Biddle Properties, Inc., Class A	3,170	63,115

	Shares	Value
Washington Prime Group, Inc.	22,510	$144,064
Weingarten Realty Investors	7,820	219,898
Whitestone REIT	1,030	13,864
		13,281,547
FOOD & STAPLES RETAILING (0.5%)
SpartanNash Co.	10,874	194,101
Sprouts Farmers Markets, Inc.(a)	14,620	393,132
The Andersons, Inc.	10,805	388,980
United Natural Foods, Inc.(a)	10,080	219,038
		1,195,251
FOOD PRODUCTS (2.0%)
B&G Foods, Inc.	4,220	109,889
Calavo Growers, Inc.	4,710	456,870
Cal-Maine Foods, Inc.	1,850	90,040
Darling International, Inc.(a)	10,220	211,145
Dean Foods Co.	27,190	217,248
Flowers Foods, Inc.	11,083	214,013
Hain Celestial Group, Inc. (The)(a)	5,940	147,787
Ingredion, Inc.	4,290	434,062
J & J Snack Foods Corp.	960	149,914
John B. Sanfilippo & Son, Inc.	700	44,142
Lamb Weston Holding, Inc.	11,180	873,829
Lancaster Colony Corp.	1,190	203,942
Post Holdings, Inc.(a)	4,155	367,385
Sanderson Farms, Inc.	1,300	127,907
Seneca Foods Corp., Class A(a)	11,680	369,438
Tootsie Roll Industries, Inc.	1,015	32,044
TreeHouse Foods, Inc.(a)	10,040	457,422
		4,507,077
GAS UTILITIES (1.1%)
Atmos Energy Corp.	6,700	623,636
National Fuel Gas Co.	5,190	281,765
New Jersey Resources Corp.	4,940	222,794
Northwest Natural Holding Co.	1,670	108,199
One Gas, Inc.	3,240	255,669
South Jersey Industries, Inc.	4,890	144,451
Southwest Gas Corp.	3,030	234,128
Spire, Inc.	3,340	242,417
UGI Corp.	9,640	511,498
		2,624,557
HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
AngioDynamics, Inc.(a)	6,390	130,548
Anika Therapeutics, Inc.(a)	1,260	45,058
Avanos Medical, Inc.(a)	2,960	167,536
Cantel Medical Corp.	3,707	293,409
CONMED Corp.	1,700	114,631
CryoLife, Inc.(a)	2,510	77,760
Cutera, Inc.(a)	9,080	184,324
Globus Medical, Inc.(a)	9,260	489,391
Haemonetics Corp.(a)	3,060	319,678
Heska Corp.(a)	1,850	185,407
Hill-Rom Holdings, Inc.	6,620	556,610
ICU Medical, Inc.(a)	2,060	524,744
Inogen, Inc.(a)	2,630	498,569

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Integer Holdings Corp.(a)	7,310	$544,376
Integra LifeSciences Holdings Corp.(a)	4,410	236,244
Invacare Corp.	7,760	100,259
Lantheus Holdings, Inc.(a)	5,310	74,181
Lemaitre Vascular, Inc.	7,580	202,386
LivaNova PLC(a)	6,080	680,899
Masimo Corp.(a)	5,290	611,524
Meridian Bioscience, Inc.	1,900	30,799
Merit Medical Systems, Inc.(a)	7,345	419,546
Natus Medical, Inc.(a)	2,130	63,644
Neogen Corp.(a)	5,109	310,218
NuVasive, Inc.(a)	3,150	176,935
OraSure Technologies, Inc.(a)	25,380	352,782
Orthofix Medical, Inc.(a)	2,980	181,244
STERIS PLC	5,050	552,016
SurModics, Inc.(a)	4,040	256,257
Tactile Systems Technology, Inc.(a)	1,040	68,099
Teleflex, Inc.	3,153	759,053
Varex Imaging Corp.(a)	2,520	65,419
West Pharmaceutical Services, Inc.	4,300	455,456
		9,729,002
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Acadia Healthcare(a)	12,690	526,635
Aceto Corp.	30,840	63,222
Amedisys, Inc.(a)	6,169	678,590
AMN Healthcare Services, Inc.(a)	8,950	453,049
Biotelemetry, Inc.(a)	14,020	814,562
Chemed Corp.	1,730	526,491
CorVel Corp.(a)	3,930	227,783
Cross Country Healthcare, Inc.(a)	11,830	104,459
Diplomat Pharmacy, Inc.(a)	15,230	302,163
Encompass Health Corp.	9,100	612,430
HealthEquity, Inc.(a)	3,230	296,514
LHC Group, Inc.(a)	5,080	464,464
Magellan Health Services, Inc.(a)	4,410	286,915
Molina Healthcare, Inc.(a)	3,615	458,274
Owens & Minor, Inc.	24,315	192,088
Patterson Companies, Inc.	13,040	294,443
Providence Service Corp.(a)	4,740	313,267
Select Medical Holdings Corp.(a)	7,560	125,345
The Ensign Group, Inc.	3,310	122,602
Tivity Health, Inc.(a)	6,540	225,041
U.S. Physical Therapy, Inc.	1,080	116,122
		7,204,459
HEALTH CARE TECHNOLOGY (0.8%)
Allscripts Healthcare Solutions, Inc.(a)	9,606	114,407
Computer Programs & Systems, Inc.	890	22,250
Healthstream, Inc.	1,710	44,990
HMS Holdings Corp.(a)	5,410	155,916
Medidata Solutions, Inc.(a)	8,190	575,757
Nextgen Healthcare, Inc.(a)	14,440	213,279
Omnicell, Inc.(a)	5,940	419,958
Tabula Rasa Healthcare, Inc.(a)	5,020	370,878
		1,917,435

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.1%)
Belmond Ltd.(a)	8,130	$139,186
Biglari Holdings, Inc., Class A(a)	1	525
Cracker Barrel Old Country Store, Inc.	1,800	285,624
DineEquity, Inc.	1,180	95,627
Domino’s Pizza, Inc.	3,194	858,515
Dunkin’ Brands Group, Inc.	5,710	414,318
El Pollo Loco Holdings, Inc.(a)	10,850	135,733
Fiesta Restaurant Group, Inc.(a)	1,880	48,523
International Speedway Corp., Class A	3,850	144,414
Jack in the Box, Inc.	2,160	170,489
Marriott Vacations Worldwide Corp.	4,396	389,002
Papa John’s International, Inc.	1,910	104,171
Shake Shack, Inc.(a)	3,560	188,288
Six Flags Entertainment Corp.	4,660	250,988
Sonic Corp.	2,860	123,781
The Wendy’s Co.	15,430	266,013
Wingstop, Inc.	6,180	386,992
Wyndham Hotels & Resorts, Inc.	7,900	389,391
Wyndham Worldwide Corp.	8,690	311,797
		4,703,377
HOUSEHOLD DURABLES (1.8%)
Cavco Industries, Inc.(a)	1,960	393,195
Ethan Allen Interiors, Inc.	1,690	32,347
Helen of Troy Ltd.(a)	1,600	198,592
Installed Building Products, Inc.(a)	5,860	178,496
iRobot Corp.(a)	3,800	335,046
KB HOME	14,670	292,960
La-Z-Boy, Inc.	2,770	77,006
LGI Homes, Inc.(a)	6,300	269,577
M.D.C. Holdings, Inc.	3,041	85,452
M/I Homes, Inc.(a)	9,410	227,440
Meritage Homes Corp.(a)	2,470	92,007
NVR, Inc.(a)	285	638,123
Tempur-Pedic International, Inc.(a)	2,900	134,009
Toll Brothers, Inc.	13,890	467,537
TopBuild Corp.(a)	6,510	296,986
TRI Pointe Group, Inc.(a)	22,890	272,391
Tupperware Corp.	3,350	117,585
Universal Electronics, Inc.(a)	1,180	36,899
William Lyon Homes, Class A(a)	1,960	26,578
		4,172,226
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,270	73,730
Central Garden & Pet Co., Class A(a)	7,230	214,369
Energizer Holdings, Inc.	3,720	218,624
WD-40 Co.	860	143,689
		650,412
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Co., Inc.	3,520	339,997
Raven Industries, Inc.	4,000	173,920
		513,917

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
INSURANCE (4.3%)
Alleghany Corp.	1,111	$667,356
AMBAC Financial Group, Inc.(a)	2,640	54,331
American Equity Investment Life Holding Co.	13,150	410,543
American Financial Group, Inc.	5,270	527,158
Amerisafe, Inc.	1,280	83,315
Aspen Insurance Holdings Ltd.	7,860	329,177
Brown & Brown, Inc.	13,080	368,594
CNO Financial Group, Inc.	21,380	404,082
eHealth, Inc.(a)	970	33,329
Employers Holdings, Inc.	1,950	89,622
First American Financial Corp.	6,480	287,258
Genworth Financial, Inc., Class A(a)	153,200	655,696
HCI Group, Inc.	710	31,006
Horace Mann Educators Corp.	3,940	154,763
James River Group Holdings	1,860	71,610
Kemper Corp.	6,152	462,569
Maiden Holdings Ltd.	26,540	93,155
Mercury General Corp.	3,910	231,902
Old Republic International Corp.	25,600	564,480
Primerica, Inc.	4,440	487,246
ProAssurance Corp.	3,240	142,301
Reinsurance Group of America, Inc.	5,110	727,511
RenaissanceRe Holdings Ltd.	2,500	305,400
RLI Corp.	2,440	180,389
Safety Insurance Group, Inc.	1,020	84,946
Selective Insurance Group, Inc.	3,370	218,545
Stewart Information Services Corp.	7,800	321,984
The Hanover Insurance Group, Inc.	3,850	428,813
The Navigators Group, Inc.	4,020	277,983
Third Point Reinsurance Ltd.(a)	18,420	203,725
United Fire Group, Inc.	3,940	212,090
United Insurance Holdings Corp.	5,890	116,151
Universal Insurance Holdings, Inc.	2,050	86,059
W.R. Berkley Corp.	7,610	577,599
		9,890,688
INTERACTIVE MEDIA & SERVICES (0.4%)
Cars.com, Inc.(a)	4,330	113,057
QuinStreet, Inc.(a)	24,560	390,504
XO Group, Inc.(a)	10,430	360,982
		864,543
INTERNET & DIRECT MARKETING RETAIL (0.5%)
Liquidity Services, Inc.(a)	1,710	10,158
Nutrisystem, Inc.	6,290	223,672
PetMed Express, Inc.	5,010	139,979
Shutterfly, Inc.(a)	2,150	107,500
Shutterstock, Inc.	3,250	132,860
Stamps.com, Inc.(a)	2,610	527,664
		1,141,833
IT SERVICES (2.5%)
CACI International, Inc., Class A(a)	2,480	442,581
Cardtronics PLC, Class A(a)	2,390	64,912
CoreLogic, Inc.(a)	7,180	291,652
CSG Systems International, Inc.	1,980	69,498

	Shares	Value
EVERTEC, Inc.	3,390	$88,411
ExlService Holdings, Inc.(a)	4,310	276,271
Jack Henry & Associates, Inc.	5,350	801,591
Leidos Holdings, Inc.	8,740	566,177
LiveRamp Holdings, Inc.(a)	4,530	206,931
ManTech International Corp., Class A	3,210	183,869
MAXIMUS, Inc.	5,780	375,527
NIC, Inc.	5,070	67,482
Perficient, Inc.(a)	1,860	46,537
Perspecta, Inc.	8,270	202,532
Sabre Corp.	14,340	353,481
Science Applications International Corp.	2,590	180,031
Sykes Enterprises, Inc.(a)	5,800	177,886
Teradata Corp.(a)	7,060	256,984
Travelport Worldwide Ltd.	6,940	103,822
TTEC Holdings, Inc.	3,300	82,236
Unisys Corp.(a)	2,910	53,573
Virtusa Corp.(a)	7,660	379,859
WEX, Inc.(a)	3,100	545,476
		5,817,319
LEISURE PRODUCTS (0.4%)
Brunswick Corp.	5,180	269,308
Callaway Golf Co.	5,740	122,836
Nautilus Group, Inc.(a)	2,140	26,172
Polaris Industries, Inc.	4,460	396,851
Sturm Ruger & Co., Inc.	1,110	65,923
Vista Outdoor, Inc.(a)	11,390	142,375
		1,023,465
LIFE SCIENCES TOOLS & SERVICES (1.0%)
Bio-Rad Laboratories, Inc., Class A(a)	1,460	398,361
Bio-Techne Corp.	3,200	536,704
Cambrex Corp.(a)	1,960	104,449
Charles River Laboratories International, Inc.(a)	4,520	550,626
Luminex Corp.	2,960	85,159
PRA Health Sciences, Inc.(a)	4,650	450,446
Syneos Health, Inc.(a)	3,610	164,724
		2,290,469
MACHINERY (3.9%)
Actuant Corp., Class A	3,220	76,797
AGCO Corp.	6,100	341,844
Alamo Group, Inc.	1,880	161,154
Albany International Corp., Class A	3,080	215,538
Astec Industries, Inc.	1,370	51,526
Barnes Group, Inc.	4,360	246,776
Briggs & Stratton Corp.	8,710	126,556
Chart Industries, Inc.(a)	1,910	129,975
CIRCOR International, Inc.	1,350	43,888
Crane Co.	2,960	257,638
Donaldson Company, Inc.	7,140	366,139
EnPro Industries, Inc.	4,200	261,240
ESCO Technologies, Inc.	1,620	99,176
Federal Signal Corp.	3,170	69,708
Franklin Electric Co., Inc.	1,990	84,416
Graco, Inc.	13,180	535,503

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Greenbrier Companies, Inc.	6,000	$284,700
Harsco Corp.(a)	11,250	309,037
Hillenbrand, Inc.	3,420	163,818
IDEX Corp.	4,870	617,613
ITT, Inc.	4,820	243,410
John Bean Technologies Corp.	3,295	342,581
Kennametal, Inc.	4,540	160,943
Lincoln Electric Holdings, Inc.	3,660	296,131
Lindsay Corp.	680	65,022
Lydall, Inc.(a)	1,060	31,662
Mueller Industries, Inc.	2,960	72,076
Nordson Corp.	3,480	426,892
Oshkosh Truck Corp.	4,300	241,402
Proto Labs, Inc.(a)	4,030	481,384
SPX Corp.(a)	2,230	65,384
SPX FLOW, Inc.(a)	2,500	85,575
Standex International Corp.	770	62,462
Tennant Co.	1,140	69,677
Terex Corp.	4,040	134,896
The Timken Co.	3,960	156,618
Titan International, Inc.	11,720	82,743
Toro Co.	5,970	336,290
Trinity Industries, Inc.	11,770	336,034
Wabash National Corp.	3,680	55,568
Wabtec Corp.	4,930	404,359
Watts Water Technologies, Inc., Class A	1,650	115,583
Woodward, Inc.	3,320	244,485
		8,954,219
MARINE (0.3%)
Kirby Corp.(a)	4,530	325,888
Matson, Inc.	7,220	253,278
		579,166
MEDIA (0.8%)
Cable One, Inc.	316	283,054
EW Scripps Co. (The), Class A	3,380	56,852
Gannett Company, Inc.	29,510	286,247
Meredith Corp.	2,860	147,461
New Media Investment Group, Inc.	12,200	171,410
New York Times Co. (The), Class A	13,960	368,544
Scholastic Corp.	5,990	259,846
TEGNA, Inc.	14,410	166,291
Wiley (John) & Sons, Inc., Class A	2,890	156,754
		1,896,459
METALS & MINING (1.9%)
AK Steel Holding Corp.(a)	33,160	122,692
Allegheny Technologies, Inc.(a)	11,290	292,298
Carpenter Technology Corp.	2,790	121,672
Century Aluminum Co.(a)	3,020	23,979
Commercial Metals Co.	17,330	330,310
Compass Minerals International, Inc.	2,000	97,020
Haynes International, Inc.	4,520	130,899
Kaiser Aluminum Corp.	990	94,416
Materion Corp.	1,110	63,081
Olympic Steel, Inc.	20,220	381,349

	Shares	Value
Reliance Steel & Aluminum Co.	7,540	$595,057
Royal Gold, Inc.	5,810	445,220
Steel Dynamics, Inc.	14,010	554,796
SunCoke Energy, Inc.(a)	13,080	146,496
TimkenSteel Corp.(a)	14,785	171,950
United States Steel Corp.	18,950	502,743
Worthington Industries, Inc.	4,670	195,580
		4,269,558
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.6%)
Apollo Commercial Real Estate Finance, Inc.	13,230	247,533
Armour Residential REIT, Inc.	7,670	167,053
Capstead Mortgage Corp.	11,960	82,046
Granite Point Mortgage Trust, Inc.	2,090	38,895
Invesco Mortgage Capital	13,180	198,754
New York Mortgage Trust, Inc.	22,560	138,518
Pennymac Mortgage Investment Trust	14,690	283,664
Redwood Trust, Inc.	15,510	254,674
		1,411,137
MULTILINE RETAIL (0.7%)
Big Lots, Inc.	5,650	234,588
Dillard’s, Inc.	8,010	564,064
J.C. Penney Co., Inc.(a)	79,090	116,262
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,680	713,472
		1,628,386
MULTI-UTILITIES (0.5%)
Avista Corp.	3,820	196,425
Black Hills Corp.	3,620	215,390
MDU Resources Group, Inc.	11,290	281,798
NorthWestern Corp.	3,070	180,393
Vectren Corp.	4,790	342,629
		1,216,635
OIL, GAS & CONSUMABLE FUELS (3.2%)
Bonanza Creek Energy, Inc.(a)	1,110	28,582
Callon Petroleum Corp.(a)	18,940	188,832
Carrizo Oil & Gas, Inc.(a)	5,100	92,871
Chesapeake Energy Corp.(a)	75,820	266,128
Cloud Peak Energy, Inc.(a)	82,100	140,391
CNX Resources Corp.(a)	21,130	330,684
CONSOL Energy, Inc.(a)	1,657	66,015
Denbury Resources, Inc.(a)	25,270	87,181
Energen Corp.(a)	4,820	346,895
Green Plains Renewable Energy, Inc.	26,690	454,798
Gulfport Energy Corp.(a)	21,460	195,501
HighPoint Resources Corp.(a)	4,640	17,261
Laredo Petroleum, Inc.(a)	7,330	38,409
Matador Resources Co.(a)	6,450	186,018
Murphy Oil Corp.	14,600	465,156
Oasis Petroleum, Inc.(a)	27,510	276,751
Par Pacific Holdings, Inc.(a)	13,020	230,194
PBF Energy, Inc.	16,320	682,992
PDC Energy, Inc.(a)	4,110	174,469
Penn Virginia Corp.(a)	840	57,775
QEP Resources, Inc.(a)	31,870	283,962
Range Resources Corp.	25,310	401,163

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Renewable Energy Group, Inc.(a)	24,530	$762,392
REX American Resources Corp.(a)	1,270	94,196
Ring Energy, Inc.(a)	2,770	19,750
SM Energy Co.	6,290	153,099
Southwestern Energy Co.(a)	30,940	165,220
SRC Energy, Inc.(a)	12,600	89,208
World Fuel Services Corp.	18,050	577,600
WPX Energy, Inc.(a)	22,140	355,126
		7,228,619
PAPER & FOREST PRODUCTS (0.9%)
Boise Cascade Co.	7,750	238,623
Clearwater Paper Corp.(a)	6,800	164,152
Domtar Corp.	10,860	502,927
KapStone Paper & Packaging Corp.	9,910	346,850
Louisiana-Pacific Corp.	19,220	418,419
Neenah Paper, Inc.	1,140	91,724
P.H. Glatfelter & Co.	12,860	230,194
		1,992,889
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc.(a)	29,260	57,350
Edgewell Personal Care Co.(a)	3,550	170,329
Inter Parfums, Inc.	2,820	166,352
Medifast, Inc.	2,980	630,806
Nu Skin Enterprises, Inc.	3,300	231,726
		1,256,563
PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	16,100	107,387
Amphastar Pharmaceuticals, Inc.(a)	2,530	45,413
ANI Pharmaceuticals, Inc.(a)	3,090	149,958
Assertio Therapeutics, Inc.(a)	3,550	17,235
Catalent, Inc.(a)	14,420	581,703
Corcept Therapeutics, Inc.(a)	25,290	297,158
ENDO International PLC(a)	12,150	205,821
Innoviva, Inc.(a)	29,490	411,680
Lannett Co., Inc.(a)	1,900	6,954
Mallinckrodt PLC(a)	5,180	129,811
Phibro Animal Health Corp., Class A	4,500	193,140
Prestige Brands Holdings, Inc.(a)	3,680	133,069
Supernus Pharmaceuticals, Inc.(a)	11,920	566,915
The Medicines Co.(a)	4,140	96,296
		2,942,540
PROFESSIONAL SERVICES (1.7%)
ASGN, Inc.(a)	6,620	444,070
Exponent, Inc.	3,240	163,490
Forrester Research, Inc.	760	30,613
FTI Consulting, Inc.(a)	4,990	344,859
Heidrick & Struggles International, Inc.	1,280	44,173
Insperity, Inc.	7,150	785,427
Kelly Services, Inc., Class A	15,330	360,102
Korn/Ferry International, Inc.	8,510	384,141
Manpower, Inc.	5,560	424,172
Navigant Consulting, Inc.	10,070	217,512
Resources Connection, Inc.	5,930	96,778
The Dun & Bradstreet Corp.	2,220	315,862

	Shares	Value
TrueBlue, Inc.(a)	9,770	$227,934
WageWorks, Inc.(a)	4,110	163,619
		4,002,752
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
HFF, Inc., Class A	6,350	233,362
Jones Lang LaSalle, Inc.	2,664	352,341
RE/MAX Holdings, Inc.	1,210	45,242
Realogy Holdings Corp.	7,050	134,444
		765,389
ROAD & RAIL (1.1%)
ArcBest Corp.	8,640	320,717
Avis Budget Group, Inc.(a)	7,570	212,868
Genesee & Wyoming, Inc., Class A(a)	3,540	280,474
Heartland Express, Inc.	2,973	57,884
Knight-Swift Transportation Holdings, Inc.	7,390	236,480
Landstar System, Inc.	2,410	241,217
Marten Transport Ltd.	2,936	56,547
Old Dominion Freight Line, Inc.	4,830	629,929
Ryder System, Inc.	5,370	297,015
Saia, Inc.(a)	1,620	101,833
Werner Enterprises, Inc.	2,930	94,317
		2,529,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Advanced Energy Industries, Inc.(a)	3,570	153,617
Axcelis Technologies, Inc.(a)	14,230	245,610
Brooks Automation, Inc.	19,310	599,189
Cabot Microelectronics Corp.	2,840	277,241
CEVA, Inc.(a)	8,020	197,613
Cirrus Logic, Inc.(a)	6,760	253,094
Cohu, Inc.	15,510	322,608
Cree, Inc.(a)	5,960	231,367
Cypress Semiconductor Corp.	19,340	250,260
Diodes, Inc.(a)	1,990	60,078
DSP Group, Inc.(a)	1,120	13,698
First Solar, Inc.(a)	4,420	184,756
FormFactor, Inc.(a)	23,430	286,783
Ichor Holdings Ltd.(a)	1,390	24,672
Integrated Device Technology, Inc.(a)	13,830	647,382
Kopin Corp.(a)	11,930	26,604
Kulicke & Soffa Industries, Inc.	14,420	293,159
Maxlinear, Inc., Class A(a)	12,730	247,089
MKS Instruments, Inc.	6,390	470,879
Monolithic Power Systems, Inc.	3,890	459,487
Nanometrics, Inc.(a)	1,710	54,823
PDF Solutions, Inc.(a)	1,270	10,160
Photronics, Inc.(a)	20,570	200,352
Power Integrations, Inc.	1,770	99,686
Rambus, Inc.(a)	11,480	99,991
Rudolph Technologies, Inc.(a)	14,320	297,713
Semtech Corp.(a)	3,910	175,715
Silicon Laboratories, Inc.(a)	3,730	304,107
Solaredge Technologies, Inc.(a)	2,470	95,663
Synaptics, Inc.(a)	5,950	223,363
Teradyne, Inc.	15,750	542,587

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ultra Clean Holdings, Inc.(a)	1,910	$20,093
Veeco Instruments, Inc.(a)	9,309	88,529
Versum Materials, Inc.	10,080	318,125
Xperi Corp.	3,080	40,040
		7,816,133
SOFTWARE (3.2%)
8x8, Inc.(a)	6,060	104,171
ACI Worldwide, Inc.(a)	7,760	194,698
Agilysys, Inc.(a)	570	9,274
Alarm.com Holding, Inc.(a)	2,080	92,518
Blackbaud, Inc.	4,740	339,953
Bottomline Technologies, Inc.(a)	2,150	143,276
CDK Global, Inc.	7,530	431,017
CommVault Systems, Inc.(a)	2,360	137,399
Ebix, Inc.	4,010	229,813
Fair Isaac Corp.(a)	2,440	470,212
Fortinet, Inc.(a)	14,160	1,163,669
J2 Global, Inc.	4,480	326,323
LivePerson, Inc.(a)	3,240	73,224
LogMeIn, Inc.	4,560	392,707
Manhattan Associates, Inc.(a)	3,920	187,141
Microstrategy, Inc., Class A(a)	639	80,495
Monotype Imaging Holdings, Inc.	2,060	36,112
OneSpan, Inc.(a)	1,650	24,214
Progress Software Corp.	4,940	158,772
PTC, Inc.(a)	6,230	513,414
Qualys, Inc.(a)	7,940	565,646
SPS Commerce, Inc.(a)	2,440	227,140
TIVO Corp.	7,663	84,293
Tyler Technologies, Inc.(a)	2,950	624,397
Ultimate Software Group, Inc.(a)	2,358	628,714
		7,238,592
SPECIALTY RETAIL (5.7%)
Aaron’s, Inc.	8,010	377,511
Abercrombie & Fitch Co., Class A	23,210	457,237
American Eagle Outfitters, Inc.	11,390	262,653
Asbury Automotive Group(a)	4,290	279,279
Ascena Retail Group, Inc.(a)	65,803	253,342
AutoNation, Inc.(a)	8,540	345,699
Barnes & Noble Education, Inc.(a)	53,680	306,513
Barnes & Noble, Inc.	59,110	374,166
Bed Bath & Beyond, Inc.	25,200	346,248
Big 5 Sporting Goods Corp.	54,540	191,435
Caleres, Inc.	8,635	295,317
Cato Corp., Class A	21,560	415,677
Chico’s FAS, Inc.	32,780	251,423
Children’s Place Retail Stores, Inc.	1,080	161,352
Dick’s Sporting Goods, Inc.	15,030	531,611
DSW, Inc.	11,720	311,166
Express, Inc.(a)	32,250	284,122
Five Below, Inc.(a)	7,430	845,683
Francesca’s Holdings Corp.(a)	22,880	69,555
GameStop Corp., Class A	28,910	422,086
Genesco, Inc.(a)	9,170	392,384
Group 1 Automotive, Inc.	4,930	284,658

	Shares	Value
Guess?, Inc.	13,870	$294,599
Haverty Furniture Companies, Inc.	8,450	171,366
Hibbett Sports, Inc.(a)	18,230	318,478
Kirkland’s, Inc.(a)	20,850	210,794
Lithia Motors, Inc., Class A	1,750	155,890
Lumber Liquidators Holdings, Inc.(a)	1,850	22,126
MarineMax, Inc.(a)	12,890	293,376
Michaels Companies, Inc. (The)(a)	6,250	99,063
Monro Muffler Brake, Inc.	2,225	165,540
Office Depot, Inc.	156,666	401,065
Rent-A-Center, Inc.(a)	3,500	49,875
Restoration Hardware, Inc.(a)	2,910	336,716
Sally Beauty Holdings, Inc.(a)	7,800	138,918
Shoe Carnival, Inc.	12,750	519,308
Signet Jewelers Ltd.	11,260	631,123
Sleep Number Corp.(a)	9,130	332,058
Sonic Automotive, Inc., Class A	17,620	319,274
Tailored Brands, Inc.	3,280	68,913
The Buckle, Inc.	2,025	41,310
The Tile Shop Holdings, Inc.	3,740	24,310
Urban Outfitters, Inc.(a)	5,170	204,008
Vitamin Shoppe, Inc.(a)	33,540	260,606
Williams-Sonoma, Inc.	4,820	286,212
Zumiez, Inc.(a)	9,580	222,831
		13,026,876
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	6,560	79,245
Cray, Inc.(a)	2,470	56,044
Diebold, Inc.	8,830	34,437
Electronics for Imaging, Inc.(a)	2,950	89,828
NCR Corp.(a)	10,000	268,500
		528,054
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter’s, Inc.	2,860	274,503
Crocs, Inc.(a)	4,800	98,592
Deckers Outdoor Corp.(a)	1,880	239,080
Fossil Group, Inc.(a)	20,470	444,404
G-III Apparel Group Ltd.(a)	8,590	342,397
Movado Group, Inc.	4,420	170,214
Oxford Industries, Inc.	1,140	101,437
Skechers U.S.A., Inc., Class A(a)	16,210	463,120
Steven Madden Ltd.	5,275	164,949
Unifi, Inc.(a)	3,470	79,428
Vera Bradley, Inc.(a)	19,490	257,073
Wolverine World Wide, Inc.	6,130	215,592
		2,850,789
THRIFTS & MORTGAGE FINANCE (1.1%)
Axos Financial, Inc.(a)	10,060	305,422
Dime Community Bancshares, Inc.	1,490	24,019
Homestreet, Inc.(a)	5,180	134,576
LendingTree, Inc.(a)	1,554	313,426
Meta Financial Group, Inc.	5,850	147,654
New York Community Bancorp, Inc.	33,680	322,654
NMI Holdings, Inc.(a)	26,350	557,039

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Northfield Bancorp, Inc.	4,980	$65,587
Northwest Bancshares, Inc.	3,450	55,683
Oritani Financial Corp.	2,820	41,200
Provident Financial Services, Inc.	3,730	91,012
TrustCo Bank Corp.	3,990	29,885
Walker & Dunlop, Inc.	8,430	353,723
Washington Federal, Inc.	5,670	159,667
		2,601,547
TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies, Inc.	2,440	160,381
DXP Enterprises, Inc.(a)	8,480	269,495
GATX Corp.	3,610	270,497
Kaman Corp., Class A	1,910	121,323
MSC Industrial Direct Co., Inc., Class A	2,800	226,968
Now, Inc.(a)	35,660	457,874
Veritiv Corp.(a)	12,850	428,419
Watsco, Inc.	1,850	274,133
		2,209,090
WATER UTILITIES (0.2%)
American States Water Co.	2,020	123,664
Aqua America, Inc.	9,792	318,534
California Water Service Group	2,820	118,440
		560,638
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Spok Holdings, Inc.	6,850	96,037
Telephone & Data Systems, Inc.	15,400	474,782
		570,819
TOTAL COMMON STOCKS (COST $207,759,771)		227,600,227

	Shares	Value
RIGHT (0.0%)
CHEMICALS (0.0%)
Schulman, Inc. CVR(a)	3,980	$—
TOTAL RIGHT (COST $—)		—
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(b)	1,868,035	1,868,035
TOTAL MONEY MARKET FUND (COST $1,868,035)		1,868,035
TOTAL INVESTMENTS (COST $209,627,806) 99.9%		229,468,262
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		215,605
NET ASSETS 100.0%		$229,683,867
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

ADR – American Depositary Receipt

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

CVR – Contingency Valued Right

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	21.2%
Canada	20.6
Japan	7.4
China	6.1
Brazil	5.6
Taiwan, Province of China	5.4
Netherlands	5.3
France	3.0
Germany	2.9
Hong Kong	2.4
Spain	2.2
Australia	2.2
Switzerland	2.1
India	2.0
Republic of Korea (South)	2.0
Mexico	1.7
United States	1.7
Italy	1.2
Ireland (Republic of)	1.1
Chile	0.8
Norway	0.5
Finland	0.5
Sweden	0.4
Colombia	0.3
South Africa	0.3
Luxembourg	0.3
Bermuda	0.3
Indonesia	0.2
Jersey	0.2
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$112,686
AIR FREIGHT & LOGISTICS (0.1%)
ZTO Express Cayman, Inc., Sponsored ADR	8,450	137,059
AIRLINES (0.3%)
LATAM Airlines Group SA, Sponsored ADR	14,110	130,094
Ryanair Holdings PLC, Sponsored ADR(a)	3,338	276,387
		406,481
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,320	409,677
AUTOMOBILES (4.0%)
Ferrari N.V.	3,000	351,330
Fiat Chrysler Automobiles N.V.(a)	22,820	344,810
Honda Motor Co. Ltd., Sponsored ADR	41,160	1,173,060
Toyota Motor Corp., Sponsored ADR	29,860	3,495,113
		5,364,313
BANKS (21.7%)
Banco Bilbao Vizcaya Argentaria SA,
Sponsored ADR	130,110	711,702
Banco Bradesco SA, Sponsored ADR	134,596	1,234,245
Banco de Chile, Sponsored ADR	2,463	204,010
Banco Santander Central Hispano SA, Sponsored ADR	310,085	1,482,206
Banco Santander Chile SA, Sponsored ADR	8,234	242,574
Bancolombia SA, Sponsored ADR	5,200	192,088
Bank of Montreal	16,810	1,256,379
Bank of Nova Scotia	29,060	1,560,813
Barclays PLC, Sponsored ADR	75,009	659,329
Canadian Imperial Bank of Commerce	11,990	1,034,977
Credicorp Ltd.	2,059	464,737
HDFC Bank Ltd., Sponsored ADR	12,680	1,127,379
HSBC Holdings PLC, Sponsored ADR	88,361	3,630,754
ICICI Bank Ltd., Sponsored ADR	39,470	374,570
ING Groep N.V., Sponsored ADR	81,040	957,082
Itau Unibanco Banco Multiplo SA,
Sponsored ADR	125,408	1,651,623
KB Financial Group, Inc., Sponsored ADR	16,970	705,104
Lloyds Banking Group PLC, Sponsored ADR	305,785	877,603
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,553,401
Mizuho Financial Group, Inc., Sponsored ADR	225,180	774,619
Royal Bank of Canada	36,260	2,641,178
Royal Bank of Scotland Group PLC, Sponsored ADR	33,078	201,776
Shinhan Financial Group Co. Ltd., Sponsored ADR	19,690	728,727
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	139,440	1,080,660
The Toronto-Dominion Bank	42,460	2,354,832
Westpac Banking Corp., Sponsored ADR	74,695	1,413,976
Woori Bank, Sponsored ADR	4,400	182,776
		29,299,120

	Shares	Value
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	11,170	$950,232
BIOTECHNOLOGY (1.2%)
BeiGene Ltd., Sponsored ADR(a)	1,460	183,873
Shire PLC, Sponsored ADR	8,099	1,472,398
		1,656,271
CAPITAL MARKETS (3.1%)
Brookfield Asset Management, Inc., Class A	23,608	962,026
Credit Suisse Group, Sponsored ADR	52,549	679,458
Deutsche Bank AG	39,530	386,208
Nomura Holdings, Inc., Sponsored ADR	71,390	335,533
Thomson Reuters Corp.	14,258	664,423
UBS Group AG	87,360	1,214,304
		4,241,952
CHEMICALS (1.0%)
Nutrien Ltd.	15,083	798,343
Sasol Ltd., Sponsored ADR	13,370	434,792
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,990	130,992
		1,364,127
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Waste Connections, Inc.	16,040	1,226,098
COMMUNICATIONS EQUIPMENT (0.9%)
Nokia Oyj, Sponsored ADR	113,670	638,825
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	585,763
		1,224,588
CONSTRUCTION MATERIALS (0.8%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	323,845
CRH PLC, Sponsored ADR	20,600	613,468
James Hardie Industries PLC, Sponsored ADR	12,330	164,976
		1,102,289
DIVERSIFIED CONSUMER SERVICES (0.2%)
TAL Education Group, Sponsored ADR(a)	6,970	201,991
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	7,380	596,821
DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
BCE, Inc.	13,345	518,853
BT Group PLC, Sponsored ADR	41,620	634,289
China Telecom Corp. Ltd., Sponsored ADR	5,230	245,182
China Unicom Ltd., Sponsored ADR	18,935	197,492
Chunghwa Telecom Co. Ltd., Sponsored ADR	21,435	751,940
Orange SA, Sponsored ADR	50,930	791,961
PT Telekomunikasi Indonesia, Sponsored ADR	13,090	329,868
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	131,019
Telecom Italia S.p.A., Sponsored ADR	8,920	45,403
Telefonica SA, Sponsored ADR	95,313	782,520
TELUS Corp.	11,890	406,876
		4,835,403

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.5%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	$61,813
Enel Chile SA, Sponsored ADR	10,540	45,322
Enersis SA, Sponsored ADR	36,730	289,432
Korea Electric Power Corp., Sponsored ADR	22,310	266,828
		663,395
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	48,820	979,329
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,750	168,073
ENTERTAINMENT (0.2%)
NetEase, Inc., Sponsored ADR	1,560	324,246
FOOD PRODUCTS (0.1%)
BRF-Brasil Foods SA, Sponsored ADR(a)	30,790	182,277
HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Koninklijke Royal Philips Electronics N.V., Sponsored NYS	27,304	1,016,528
Smith & Nephew PLC, Sponsored ADR	22,870	751,966
		1,768,494
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co.,
Sponsored ADR	17,600	687,808
HOTELS, RESTAURANTS & LEISURE (1.2%)
Carnival PLC, Sponsored ADR	9,140	507,361
InterContinental Hotels Group PLC, Sponsored ADR	10,751	577,974
Restaurant Brands International, Inc.	9,135	500,324
		1,585,659
INSURANCE (2.8%)
Aegon N.V., Sponsored NYS	31,745	193,010
China Life Insurance Co. Ltd., Sponsored ADR	68,940	693,536
Manulife Financial Corp.	53,680	843,850
Prudential PLC, Sponsored ADR	32,410	1,290,890
Sun Life Financial, Inc.	20,550	752,130
		3,773,416
INTERACTIVE MEDIA & SERVICES (1.1%)
58.com, Inc., Sponsored ADR(a)	1,940	127,245
Autohome, Inc., Sponsored ADR	1,410	102,056
Baidu, Inc., Sponsored ADR(a)	5,474	1,040,388
Momo, Inc., Sponsored ADR(a)	2,920	98,024
Weibo Corp., Sponsored ADR(a)	1,390	82,024
		1,449,737
INTERNET & DIRECT MARKETING RETAIL (3.0%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	23,920	3,403,338
Ctrip.com International Ltd., Sponsored ADR(a)	9,880	328,806
JD.com, Inc., Sponsored ADR(a)	15,450	363,384
		4,095,528

	Shares	Value
IT SERVICES (1.4%)
CGI Group, Inc., Class A(a)	13,910	$858,247
Infosys Technologies Ltd., Sponsored ADR	103,580	980,902
Wipro Ltd., Sponsored ADR	17,470	90,320
		1,929,469
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	19,324	701,461
MACHINERY (0.1%)
CNH Industrial N.V.	18,220	189,306
MEDIA (1.0%)
Grupo Televisa SA, Sponsored ADR	22,200	319,236
Pearson PLC, Sponsored ADR	21,370	243,618
Shaw Communications, Inc., Class B	17,680	329,555
WPP PLC, Sponsored ADR	7,510	423,639
		1,316,048
METALS & MINING (6.4%)
Agnico-Eagle Mines Ltd.	7,240	256,006
Arcelor Mittal, Class A, Sponsored NYS	11,383	283,323
Barrick Gold Corp., ADR	25,590	321,154
BHP Billiton Ltd., Sponsored ADR	34,450	1,590,901
BHP Billiton PLC, Sponsored ADR	22,330	898,782
Franco Nevada Corp.	6,500	405,795
Gerdau SA, Sponsored ADR	7,250	31,538
Goldcorp, Inc.	17,957	161,972
Kinross Gold Corp.(a)	19,510	50,531
POSCO, Sponsored ADR	12,210	703,540
Randgold Resources Ltd., Sponsored ADR	3,370	264,680
Rio Tinto PLC, Sponsored ADR	25,402	1,252,065
Southern Copper Corp.	2,653	101,716
Teck Resources Ltd.	9,743	201,388
Vale SA, Sponsored ADR	123,450	1,864,095
Vedanta Ltd., Sponsored ADR	8,520	94,913
Wheaton Precious Metals Corp.	11,330	186,152
		8,668,551
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	24,149	1,291,971
OIL, GAS & CONSUMABLE FUELS (18.2%)
BP PLC, Sponsored ADR	73,342	3,180,842
Cameco Corp.	7,730	82,866
Canadian Natural Resources Ltd.	24,190	660,871
Cenovus Energy, Inc.	15,050	127,323
China Petroleum & Chemical Corp., Sponsored ADR	11,156	899,843
CNOOC Ltd., Sponsored ADR	6,210	1,051,042
Crescent Point Energy Corp.	6,910	32,615
Ecopetrol SA, Sponsored ADR	11,150	259,349
Enbridge, Inc.	40,380	1,256,222
Encana Corp.	13,890	142,234
ENI S.p.A., Sponsored ADR	29,810	1,053,485
Equinor ASA, Sponsored ADR	26,087	670,436
Imperial Oil Ltd.	7,320	228,677
Pembina Pipeline Corp.	14,070	454,742
PetroChina Co. Ltd., Sponsored ADR	9,465	687,538
Petroleo Brasileiro SA, Sponsored ADR(a)	82,910	1,228,726
Petroleo Brasileiro SA, Class A, Sponsored ADR	59,180	961,675
Royal Dutch Shell PLC, Sponsored ADR	50,545	3,193,939

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Royal Dutch Shell PLC, Class B, Sponsored ADR	40,430	$2,656,655
Suncor Energy, Inc.	37,548	1,250,724
Total SA, Sponsored ADR	56,010	3,282,186
TransCanada Corp.	26,940	1,016,177
Ultrapar Participacoes SA, Sponsored ADR	15,210	179,478
		24,557,645
PAPER & FOREST PRODUCTS (0.1%)
Fibria Celulose SA, Sponsored ADR	7,080	136,007
PERSONAL PRODUCTS (3.4%)
Unilever N.V., Sponsored NYS	48,210	2,592,734
Unilever PLC, Sponsored ADR	37,604	1,992,260
		4,584,994
PHARMACEUTICALS (0.1%)
Bausch Health Companies, Inc.(a)	8,688	198,781
PROFESSIONAL SERVICES (0.9%)
RELX PLC, Sponsored ADR	59,693	1,173,564
ROAD & RAIL (1.8%)
Canadian National Railway Co.	17,850	1,525,818
Canadian Pacific Railway Ltd.	4,152	851,160
		2,376,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
ASE Industrial Holding Co. Ltd., ADR	55,075	210,937
ASML Holding N.V., Sponsored NYS	9,647	1,662,757
STMicroelectronics N.V., Sponsored NYS	14,260	217,180
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	146,038	5,564,048
		7,654,922
SOFTWARE (2.5%)
BlackBerry Ltd.(a)	12,850	118,862
Open Text Corp.	12,770	431,626
SAP AG, Sponsored ADR	26,150	2,804,849
		3,355,337

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
CANON, Inc., Sponsored ADR	31,290	$881,752
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	10,780	322,430
WIRELESS TELECOMMUNICATION SERVICES (3.6%)
America Movil SA, Sponsored ADR	50,320	724,105
China Mobile Ltd., Sponsored ADR	44,050	2,050,528
Rogers Communications, Inc., Class B	13,700	705,687
SK Telecom Co. Ltd., Sponsored ADR	10,340	267,909
Vodafone Group PLC, Sponsored ADR	58,809	1,113,254
		4,861,483
TOTAL COMMON STOCKS (COST $134,295,419)		133,007,769
MONEY MARKET FUND (1.5%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(b)	1,985,997	1,985,997
TOTAL MONEY MARKET FUND (COST $1,985,997)		1,985,997
TOTAL INVESTMENTS (COST $136,281,416) 99.9%		134,993,766
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		228,959
NET ASSETS 100.0%		$135,222,725
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2018.

ADR – American Depositary Receipt

NYS – New York Shares

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	15.7%
U.S. Government Agencies	12.6
U.S. Government Agency Mortgage-Backed Obligations	3.3
Municipal Bonds	2.5
Banks	7.8
Food Products	5.5
Chemicals	5.0
Biotechnology	4.5
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	2.7
Insurance	2.7
Oil, Gas & Consumable Fuels	2.6
Specialty Retail	2.5
Consumer Finance	2.5
Diversified Telecommunication Services	2.2
Electric Utilities	2.1
Beverages	2.1
Software	2.1
Money Market Fund	1.9
Industrial Conglomerates	1.9
Aerospace & Defense	1.8
Road & Rail	1.2
Technology Hardware, Storage & Peripherals	1.2
Health Care Providers & Services	1.2
Pharmaceuticals	1.1
Hotels, Restaurants & Leisure	0.9
Food & Staples Retailing	0.8
Machinery	0.8
Communications Equipment	0.8
IT Services	0.6
Household Durables	0.6
Air Freight & Logistics	0.6
Electronic Equipment, Instruments & Components	0.6
Thrifts & Mortgage Finance	0.3
Diversified Consumer Services	0.3
Internet & Direct Marketing Retail	0.2
Commercial Services & Supplies	0.2
Equity Real Estate Investment Trusts	0.2
Total Investments	99.2%
*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (62.0%)
AEROSPACE & DEFENSE (1.8%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,029,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	980,487
		3,009,487
AIR FREIGHT & LOGISTICS (0.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,016,395
BANKS (7.6%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,556,713
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,161,918
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,046,943
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,046,203
KeyCorp, 5.10%, 3/24/21	2,000,000	2,070,064
Manufacturers & Traders Trust Co., 2.96% (US0003M + 64 bps), 12/1/21, (Callable 12/10/18 @ 100)(a)	1,150,000	1,144,400
US Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,356,954
		12,383,195
BEVERAGES (2.1%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,421,544
BIOTECHNOLOGY (4.5%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,383,429
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,038,798
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	962,594
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,024,747
		7,409,568
CAPITAL MARKETS (2.7%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,274,385
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,616,398
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,568,115
		4,458,898
CHEMICALS (5.0%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,038,684
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,006,600
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,034,108
Ecolab, Inc., 4.35%, 12/8/21	2,000,000	2,050,669
		8,130,061
COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	508,464
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	771,272
		1,279,736
CONSUMER FINANCE (2.5%)
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,058,077
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	1,996,066
		4,054,143
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	413,092
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,528,406
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,054,699
		3,583,105
ELECTRIC UTILITIES (2.1%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,166,861
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,513,264
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	788,065
		3,468,190

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	$1,000,000	$980,424
FOOD & STAPLES RETAILING (0.8%)
Walgreen Co., 5.25%, 1/15/19	260,000	261,138
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,026,705
		1,287,843
FOOD PRODUCTS (5.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,506,216
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	1,930,607
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,510,891
JM Smucker Co. (The), 3.50%, 10/15/21	500,000	499,972
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,539,412
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,045,020
		9,032,118
HEALTH CARE PROVIDERS & SERVICES (1.2%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	994,291
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,004,163
		1,998,454
HOTELS, RESTAURANTS & LEISURE (0.9%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,463,468
HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	990,284
INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,012,643
Honeywell International Inc., 4.25%, 3/1/21	2,000,000	2,043,239
		3,055,882
INSURANCE (2.5%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,012,163
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,029,033
Prudential Financial, Inc., 5.87% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,081,000
		4,122,196
IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	962,141
MACHINERY (0.6%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,012,777
OIL, GAS & CONSUMABLE FUELS (2.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	708,577
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,061,557
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,493,140
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	986,737
		4,250,011
PHARMACEUTICALS (1.1%)
Pfizer, Inc., 3.60%, 9/15/28, (Callable 6/15/28 @ 100)	1,000,000	975,205
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	863,124
		1,838,329
ROAD & RAIL (1.2%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,044,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Applied Materials, Inc., 4.30%, 6/15/21	1,000,000	1,023,511
NVIDIA Corp., 3.20%, 9/16/26, (Callable 6/16/26 @ 100)	1,000,000	935,355
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,932,355
		5,891,221

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
SOFTWARE (2.1%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	$2,000,000	$1,840,263
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,521,903
		3,362,166
SPECIALTY RETAIL (2.5%)
Lowe’s Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,012,418
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,023,640
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	1,000,000	1,024,583
		4,060,641
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.2%)
Western Digital Corp., 4.75%, 2/15/26, (Callable 11/15/25 @ 100)	1,000,000	923,750
Xerox Corp., 4.50%, 5/15/21	1,000,000	993,515
		1,917,265
THRIFTS & MORTGAGE FINANCE (0.3%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 6/25/19 @ 100)(a)	401,446	413,065
TOTAL CORPORATE BONDS (COST $104,173,389)		101,310,545
MUNICIPAL BONDS (2.5%)
Brainerd Independent School District No. 181, GO, 5.00%, 2/1/23, (Callable 2/1/19 @ 100)	225,000	225,713
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.72%, 5/1/30, (Callable 5/1/20 @ 100)	1,500,000	1,550,475
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	459,842
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	154,779
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,021,160
The University of Texas System Revenue, 6.28%, 8/15/41, (Callable 8/15/19 @ 100)	625,000	639,363
TOTAL MUNICIPAL BONDS (COST $4,143,664)		4,051,332
U.S. GOVERNMENT AGENCIES (12.6%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	987,845
2.96%, 11/17/25	1,000,000	956,837
3.53%, 5/14/25	500,000	496,127
		2,440,809
Federal Home Loan Bank
1.50%, 5/23/22(a)(b)	1,000,000	997,159
1.62%, 6/29/22(a)	1,000,000	977,750
1.75%, 12/14/18	1,000,000	999,340
2.20%, 9/13/22(a)	1,000,000	999,289
2.24%, 11/29/22	1,000,000	966,570
2.25%, 7/26/27(a)	1,000,000	955,288
3.00%, 3/29/23	1,000,000	984,004
3.00%, 9/28/23(a)	1,000,000	998,412
3.50%, 7/29/21	2,000,000	2,028,356
		9,906,168
Federal Home Loan Mortgage Corp.
1.50%, 7/27/21(a)	500,000	489,608
2.00%, 8/17/21(a)(b)	1,000,000	969,384
2.00%, 12/29/22(a)	1,000,000	985,640
2.25%, 2/28/22	1,000,000	970,007
2.50%, 1/30/23	500,000	487,313
2.50%, 3/29/22(a)(b)	1,000,000	980,542
3.75%, 3/27/19	1,500,000	1,508,037
		6,390,531

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Federal National Mortgage Association
1.51%, 9/30/21	$1,000,000	$953,585
1.53%, 4/12/22	1,000,000	950,941
		1,904,526
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,046,357)		20,642,034
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (3.3%)
Federal Home Loan Mortgage Corp.
1.50%, 2/26/21(a)	500,000	490,821
3.60% (US0012M + 179 bps), 10/1/37(a)	76,833	80,588
4.00%, 12/15/25	2,500,000	2,524,745
4.13% (H15T1Y + 225 bps), 5/1/36(a)	59,930	63,274
5.00%, 11/1/37	17,378	17,999
6.00%, 3/1/38	37,771	41,494
		3,218,921
Federal National Mortgage Association
2.70% (US0001M + 42 bps), 11/25/36(a)	77,777	78,055
4.00%, 9/1/33	975,970	994,612
4.25% (H15T1Y + 213 bps), 7/1/36(a)	26,445	26,491
4.44% (US0012M + 182 bps), 5/1/36(a)	120,143	126,650
4.91% (US0012M + 204 bps), 10/1/36(a)	18,187	18,230
5.00%, 1/1/35	34,988	36,136
5.50%, 9/1/36	10,498	10,427
6.00%, 6/1/36	182,643	188,722
6.00%, 9/1/36	63,814	66,559
6.00%, 5/1/37	33,091	35,060
		1,580,942
Government National Mortgage Association
3.37% (H15T1Y + 150 bps), 1/20/39(a)	10,313	10,331
4.25%, 10/20/38	114,929	116,163
4.50%, 8/20/38	115,522	117,651
4.50%, 5/20/39	144,996	146,293
4.50%, 6/15/40	195,452	202,367
5.00%, 5/20/40	80,740	82,825
5.50%, 12/20/38	15,708	16,125
6.00%, 6/15/37	45,455	48,690
6.00%, 10/15/37	40,922	43,834
6.50%, 10/20/38	7,435	7,667
		791,946
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $5,510,930)		5,591,809
U.S. TREASURY OBLIGATIONS (15.7%)
U.S. Treasury Notes
0.38%, 1/15/27	1,043,830	982,750
1.38%, 2/28/19	3,000,000	2,989,922
1.50%, 12/31/18	2,500,000	2,496,989
1.63%, 11/15/22	2,150,000	2,039,896
2.00%, 11/30/20	2,500,000	2,455,273
2.00%, 11/15/21	5,000,000	4,865,039
2.00%, 2/15/22	7,000,000	6,792,734
3.13%, 5/15/19	3,000,000	3,009,492
TOTAL U.S. TREASURY OBLIGATIONS (COST $26,130,818)		25,632,095

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
PREFERRED STOCKS (1.2%)
BANKS (0.2%)
JPMorgan Chase & Co. – Preferred	15,000	$379,500
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. – Preferred	15,000	340,500
EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage – Preferred	15,000	350,850
INSURANCE (0.2%)
Torchmark Corp. – Preferred	15,000	379,500
INTERNET & DIRECT MARKETING RETAIL (0.2%)
eBay, Inc. – Preferred	15,000	376,950
MACHINERY (0.2%)
Stanley Black & Decker, Inc. – Preferred	15,000	374,400
TOTAL PREFERRED STOCKS (COST $2,362,372)		2,201,700
MONEY MARKET FUND (1.9%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(a)	3,047,526	3,047,526
TOTAL MONEY MARKET FUND (COST $3,047,526)		3,047,526
TOTAL INVESTMENTS (COST $166,415,056) 99.2%		162,477,041
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,447,628
NET ASSETS 100.0%		$163,924,669
(a)	Variable rate security. The interest rate shown represents the rate in effect at October 31, 2018. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2018.

bps – Basis Points

GO – General Obligation

H15T1Y – 1 Year Treasury Constant Maturity Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

US0001M – 1 Month US Dollar LIBOR

US0003M – 3 Month US Dollar LIBOR

US0012M – 12 Month US Dollar LIBOR

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	58.8%
Canada	9.9
United Kingdom	6.1
Japan	6.0
Netherlands	5.5
Ireland (Republic of)	2.8
Taiwan, Province of China	2.2
India	1.8
Spain	1.6
China	1.5
Luxembourg	1.5
Switzerland	1.2
Chile	1.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.2%)
AEROSPACE & DEFENSE (4.3%)
Raytheon Co.	38,370	$6,716,285
The Boeing Co.	17,920	6,359,091
		13,075,376
AUTO COMPONENTS (1.3%)
Magna International, Inc., Class A, ADR	82,610	4,067,716
AUTOMOBILES (2.9%)
Honda Motor Co. Ltd., Sponsored ADR	144,800	4,126,800
Toyota Motor Corp., Sponsored ADR	40,180	4,703,069
		8,829,869
BANKS (9.9%)
Bank of Nova Scotia	73,700	3,958,427
Canadian Imperial Bank of Commerce	58,260	5,029,003
Huntington Bancshares, Inc.	298,840	4,282,377
Mizuho Financial Group, Inc., Sponsored ADR	910,430	3,131,879
People’s United Financial, Inc.	193,740	3,033,969
Royal Bank of Canada	62,680	4,565,611
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	806,950	6,253,863
		30,255,129
BEVERAGES (2.1%)
PepsiCo, Inc.	58,190	6,539,392
BIOTECHNOLOGY (2.8%)
AbbVie, Inc.	46,730	3,637,930
Grifols SA, Sponsored ADR	237,690	4,853,630
		8,491,560
DISTRIBUTORS (1.3%)
Genuine Parts Co.	41,210	4,035,283
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
TELUS Corp.	122,520	4,192,634
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
TE Connectivity Ltd.	48,130	3,629,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.2%)
EPR Properties	46,160	3,173,038
Extra Space Storage, Inc.	41,460	3,733,888
LTC Properties, Inc.	65,870	2,817,260
		9,724,186
FOOD PRODUCTS (1.0%)
General Mills, Inc.	67,120	2,939,856
HEALTH CARE EQUIPMENT & SUPPLIES (7.1%)
Koninklijke Royal Philips Electronics N.V., Sponsored NYS	79,390	2,955,690
Medtronic PLC	69,400	6,233,508
ResMed, Inc.	56,920	6,028,966
Smith & Nephew PLC, Sponsored ADR	194,380	6,391,214
		21,609,378

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Encompass Health Corp.	97,900	$6,588,670
Quest Diagnostics, Inc.	69,270	6,519,000
		13,107,670
HOTELS, RESTAURANTS & LEISURE (5.0%)
Carnival PLC, Sponsored ADR	44,800	2,486,848
Dunkin’ Brands Group, Inc.	61,330	4,450,105
McDonald’s Corp.	46,990	8,312,531
		15,249,484
HOUSEHOLD DURABLES (1.5%)
Leggett & Platt, Inc.	77,380	2,809,668
Newell Rubbermaid, Inc.	118,970	1,889,243
		4,698,911
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	14,280	2,119,866
Procter & Gamble Co.	33,770	2,994,724
		5,114,590
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (1.0%)
Empresa Nacional de Electricidad SA, Sponsored ADR	160,740	2,957,616
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co.	29,150	5,546,079
INSURANCE (3.5%)
Aegon N.V., Sponsored NYS	1,130,151	6,871,316
Principal Financial Group, Inc.	82,840	3,899,279
		10,770,595
IT SERVICES (8.3%)
Accenture PLC, Class A	41,450	6,533,349
Automatic Data Processing, Inc.	57,490	8,283,159
Infosys Technologies Ltd., Sponsored ADR	583,380	5,524,609
Sabre Corp.	202,200	4,984,230
		25,325,347
MACHINERY (1.4%)
Snap-on, Inc.	27,690	4,262,599
MEDIA (0.6%)
WPP PLC, Sponsored ADR	34,150	1,926,402
METALS & MINING (3.0%)
Rio Tinto PLC, Sponsored ADR	90,630	4,467,153
Ternium SA, Sponsored ADR	144,140	4,589,417
		9,056,570
MULTI-UTILITIES (2.2%)
Dominion Resources, Inc.	53,600	3,828,112
WEC Energy Group	44,750	3,060,900
		6,889,012
OIL, GAS & CONSUMABLE FUELS (6.8%)
China Petroleum & Chemical Corp., Sponsored ADR	56,590	4,564,549
Exxon Mobil Corp.	81,410	6,486,749

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Pembina Pipeline Corp.	147,910	$4,780,451
Valero Energy Corp.	55,600	5,064,604
		20,896,353
PERSONAL PRODUCTS (2.3%)
Unilever N.V., Sponsored NYS	133,480	7,178,554
PROFESSIONAL SERVICES (1.7%)
RELX PLC, Sponsored ADR	271,970	5,346,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.2%)
Analog Devices, Inc.	56,480	4,727,941
Intel Corp.	140,840	6,602,579
KLA-Tencor Corp.	47,270	4,327,096
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	174,930	6,664,833
Texas Instruments, Inc.	62,370	5,789,807
		28,112,256
SOFTWARE (5.4%)
J2 Global, Inc.	55,440	4,038,250
Microsoft Corp.	82,000	8,758,421
Open Text Corp.	108,280	3,659,864
		16,456,535
TOTAL COMMON STOCKS (COST $278,070,680)		300,285,847

	Shares	Value
MONEY MARKET FUND (1.7%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(a)	5,064,247	$5,064,247
TOTAL MONEY MARKET FUND (COST $5,064,247)		5,064,247
TOTAL INVESTMENTS (COST $283,134,927) 99.9%		305,350,094
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		286,254
NET ASSETS 100.0%		$305,636,348
(a)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2018.

ADR – American Depositary Receipt

NYS – New York Shares

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Banks	7.7%
IT Services	7.1
Software	5.6
Interactive Media & Services	5.4
Aerospace & Defense	4.8
Oil, Gas & Consumable Fuels	4.8
Electric Utilities	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Equipment & Supplies	3.8
Technology Hardware, Storage & Peripherals	3.7
Biotechnology	3.6
Beverages	3.5
Capital Markets	2.9
Food & Staples Retailing	2.9
Industrial Conglomerates	2.6
Diversified Financial Services	2.5
Specialty Retail	2.4
Household Products	2.1
Hotels, Restaurants & Leisure	2.0
Money Market Fund	2.0
Communications Equipment	1.9
Air Freight & Logistics	1.7
Insurance	1.7
Media	1.6
Pharmaceuticals	1.6
Consumer Finance	1.6
Diversified Telecommunication Services	1.5
Entertainment	1.4
Food Products	1.2
Energy Equipment & Services	1.2
Chemicals	1.1
Equity Real Estate Investment Trusts	1.0
Road & Rail	1.0
Automobiles	1.0
Electrical Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9
Machinery	0.8
Multiline Retail	0.8
Internet & Direct Marketing Retail	0.7
Health Care Providers & Services	0.6
Building Products	0.0
Total Investments	101.6%
*	Percentages indicated are based on net assets as of October 31, 2018.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (4.8%)
General Dynamics Corp.	1,100	$189,838
Lockheed Martin Corp.	900	264,465
Raytheon Co.	1,200	210,048
The Boeing Co.	1,000	354,860
United Technologies Corp.	1,700	211,157
		1,230,368
AIR FREIGHT & LOGISTICS (1.7%)
FedEx Corp.	900	198,306
United Parcel Service, Inc., Class B	2,300	245,042
		443,348
AUTOMOBILES (1.0%)
Ford Motor Co.	11,700	111,735
General Motors Co.	3,900	142,701
		254,436
BANKS (7.7%)
Bank of America Corp.	14,500	398,750
Citigroup, Inc.	4,600	301,116
JPMorgan Chase & Co.	5,900	643,218
U.S. Bancorp	5,600	292,712
Wells Fargo & Co.	6,400	340,672
		1,976,468
BEVERAGES (3.5%)
Coca-Cola Co. (The)	10,200	488,376
PepsiCo, Inc.	3,700	415,806
		904,182
BIOTECHNOLOGY (3.6%)
AbbVie, Inc.	2,600	202,410
Amgen, Inc.	1,500	289,185
Biogen Idec, Inc.(a)	500	152,135
Celgene Corp.(a)	1,700	121,720
Gilead Sciences, Inc.	2,400	163,632
		929,082
BUILDING PRODUCTS (0.0%)
Resideo Technologies, Inc.†(a)	383	8,069
CAPITAL MARKETS (2.9%)
Bank of New York Mellon Corp.	3,600	170,388
BlackRock, Inc., Class A	400	164,568
Goldman Sachs Group, Inc.	900	202,833
Morgan Stanley	4,400	200,904
		738,693
CHEMICALS (1.1%)
DowDuPont, Inc.	5,000	269,600
COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc.	10,400	475,800

	Shares	Value
CONSUMER FINANCE (1.6%)
American Express Co.	2,400	$246,552
Capital One Financial Corp.	1,800	160,740
		407,292
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Berkshire Hathaway, Inc., Class B(a)	3,100	636,368
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
Verizon Communications, Inc.	6,500	371,085
ELECTRIC UTILITIES (4.1%)
Duke Energy Corp.	4,600	380,098
Exelon Corp.	4,600	201,526
NextEra Energy, Inc.	1,800	310,500
Southern Co.	3,500	157,605
		1,049,729
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	3,200	217,216
ENERGY EQUIPMENT & SERVICES (1.2%)
Halliburton Co.	4,300	149,124
Schlumberger Ltd.	3,100	159,061
		308,185
ENTERTAINMENT (1.4%)
The Walt Disney Co.	3,000	344,490
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.0%)
Simon Property Group, Inc.	1,400	256,928
FOOD & STAPLES RETAILING (2.9%)
Costco Wholesale Corp.	1,300	297,219
Walgreens Boots Alliance, Inc.	2,000	159,540
Wal-Mart Stores, Inc.	2,800	280,784
		737,543
FOOD PRODUCTS (1.2%)
Mondelez International, Inc., Class A	4,200	176,316
The Kraft Heinz Co.	2,400	131,928
		308,244
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abbott Laboratories	5,000	344,700
Danaher Corp.	2,700	268,380
Medtronic PLC	4,100	368,262
		981,342
HEALTH CARE PROVIDERS & SERVICES (0.6%)
CVS Health Corp.	2,100	152,019
HOTELS, RESTAURANTS & LEISURE (2.0%)
McDonald’s Corp.	1,700	300,730
Starbucks Corp.	3,400	198,118
		498,848

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive Co.	3,000	$178,650
Procter & Gamble Co.	4,100	363,588
		542,238
INDUSTRIAL CONGLOMERATES (2.6%)
3M Co.	1,700	323,442
Honeywell International, Inc.	2,300	333,086
		656,528
INSURANCE (1.7%)
American International Group, Inc.	3,200	132,128
MetLife, Inc.	3,200	131,808
The Allstate Corp.	1,900	181,868
		445,804
INTERACTIVE MEDIA & SERVICES (5.4%)
Alphabet, Inc., Class A†(a)	300	327,174
Alphabet, Inc., Class C(a)	500	538,385
Facebook, Inc.(a)	3,400	516,086
		1,381,645
INTERNET & DIRECT MARKETING RETAIL (0.7%)
Booking Holdings, Inc.(a)	100	187,458
IT SERVICES (7.1%)
Accenture PLC, Class A	2,100	331,002
International Business Machines Corp.	1,500	173,145
Mastercard, Inc., Class A	2,400	474,408
PayPal Holdings, Inc.(a)	2,900	244,151
Visa, Inc., Class A	4,300	592,755
		1,815,461
MACHINERY (0.8%)
Caterpillar, Inc.	1,600	194,112
MEDIA (1.6%)
Charter Communications, Inc., Class A(a)	1,300	416,481
MULTILINE RETAIL (0.8%)
Target Corp.	2,300	192,349
OIL, GAS & CONSUMABLE FUELS (4.8%)
Chevron Corp.	2,900	323,785
ConocoPhillips	2,500	174,750
Exxon Mobil Corp.	5,700	454,176
Kinder Morgan, Inc.	6,800	115,736
Occidental Petroleum Corp.	2,300	154,261
		1,222,708
PHARMACEUTICALS (1.6%)
Allergan PLC	800	126,408
Eli Lilly & Co.	2,700	292,788
		419,196
ROAD & RAIL (1.0%)
Union Pacific Corp.	1,700	248,574

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Intel Corp.	6,700	$314,096
NVIDIA Corp.	1,000	210,830
QUALCOMM, Inc.	2,700	169,803
Texas Instruments, Inc.	3,200	297,056
		991,785
SOFTWARE (5.6%)
Microsoft Corp.	10,600	1,132,186
Oracle Corp.	6,200	302,808
		1,434,994
SPECIALTY RETAIL (2.4%)
Home Depot, Inc.	2,500	439,700
Lowe’s Companies, Inc.†	1,800	171,396
		611,096
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.7%)
Apple Computer, Inc.	4,300	941,098
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Nike, Inc., Class B	3,000	225,120
TOTAL COMMON STOCKS (COST $27,091,342)		25,425,982
MONEY MARKET FUND (2.0%)
Federated Government Obligations Fund, Institutional Shares, 2.03%(b)	500,813	500,813
TOTAL MONEY MARKET FUND (COST $500,813)		500,813
TOTAL INVESTMENTS (COST $27,592,155) 101.6%		25,926,795
WRITTEN CALL OPTIONS -1.9% (PREMIUMS RECEIVED $461,929)		(484,171)
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		75,157
NET ASSETS 100.0%		$25,517,781

Securities in this fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2018.

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of October 31, 2018 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	17	$(340,000)	$200.00	1/18/19	$(6,936)
Abbott Laboratories	Call	50	(337,500)	67.50	11/16/18	(11,900)
Abbvie, Inc.	Call	25	(225,000)	90.00	1/18/19	(2,825)
Accenture PLC	Call	21	(336,000)	160.00	11/16/18	(5,670)
Allergan PLC	Call	8	(148,000)	185.00	12/21/18	(576)
Alphabet, Inc.	Call	5	(537,500)	1,075.00	12/21/18	(27,430)
American Express Co.	Call	23	(253,000)	110.00	1/18/19	(3,151)
American International Group, Inc.	Call	31	(136,400)	44.00	1/18/19	(5,735)
Amgen, Inc.	Call	15	(315,000)	210.00	1/18/19	(3,660)
Apple Computer, Inc.	Call	43	(1,010,500)	235.00	11/16/18	(7,568)
Bank of America Corp.	Call	145	(420,500)	29.00	1/18/19	(12,180)
Bank of New York Mellon Corp.	Call	35	(175,000)	50.00	12/21/18	(2,660)
Berkshire Hathaway, Inc.	Call	25	(575,000)	230.00	12/21/18	(1,375)
Biogen Idec, Inc.	Call	5	(160,000)	320.00	12/21/18	(4,405)
BlackRock, Inc.	Call	4	(168,000)	420.00	11/16/18	(3,020)
Booking Holdings, Inc.	Call	1	(199,000)	1,990.00	11/16/18	(3,151)
Capital One Financial Corp.	Call	18	(166,500)	92.50	12/21/18	(3,888)
Caterpillar, Inc.	Call	16	(192,000)	120.00	12/21/18	(11,360)
Celgene Corp.	Call	16	(128,000)	80.00	1/18/19	(2,464)
Charter Communications, Inc.	Call	13	(474,500)	365.00	12/21/18	(3,510)
Chevron Corp.	Call	29	(362,500)	125.00	12/21/18	(1,305)
Cisco Systems, Inc.	Call	104	(509,600)	49.00	11/16/18	(4,160)
Citigroup, Inc.	Call	45	(303,750)	67.50	12/21/18	(7,515)
Coca-Cola Co. (The)	Call	102	(469,200)	46.00	11/16/18	(22,644)
Colgate-Palmolive Co.	Call	30	(202,500)	67.50	1/18/19	(990)
ConocoPhillips	Call	25	(181,250)	72.50	12/21/18	(5,350)
Costco Wholesale Corp.	Call	13	(299,000)	230.00	11/16/18	(4,758)
CVS Health Corp.	Call	21	(157,500)	75.00	11/16/18	(3,003)
Danaher Corp.	Call	17	(170,000)	100.00	12/21/18	(5,440)
DowDupont, Inc.	Call	50	(300,000)	60.00	12/21/18	(3,750)
Duke Energy Corp.	Call	46	(391,000)	85.00	1/18/19	(6,808)
Eli Lilly & Co.	Call	27	(310,500)	115.00	1/18/19	(6,183)
Emerson Electric Co.	Call	32	(240,000)	75.00	12/21/18	(1,920)
Exelon Corp.	Call	35	(157,500)	45.00	1/18/19	(3,675)
Exxon Mobil Corp.	Call	57	(484,500)	85.00	12/21/18	(3,534)
Facebook, Inc.	Call	34	(595,000)	175.00	11/16/18	(476)
FedEx Corp.	Call	9	(207,000)	230.00	1/18/19	(6,750)
Ford Motor Co.	Call	117	(117,000)	10.00	12/21/18	(2,808)
General Dynamics Corp.	Call	11	(198,000)	180.00	1/18/19	(4,950)
General Motors Co.	Call	39	(144,300)	37.00	12/21/18	(5,850)
Gilead Sciences, Inc.	Call	24	(198,000)	82.50	11/16/18	(72)
Goldman Sachs Group, Inc.	Call	9	(211,500)	235.00	12/21/18	(4,212)
Halliburton Co.	Call	43	(182,750)	42.50	12/21/18	(387)
Home Depot, Inc.	Call	25	(487,500)	195.00	12/21/18	(2,500)

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Honeywell International, Inc.	Call	23	$(402,500)	$175.00	12/21/18	$(437)
Intel Corp.	Call	67	(321,600)	48.00	11/16/18	(5,159)
International Business Machines Corp.	Call	15	(195,000)	130.00	1/18/19	(1,440)
JPMorgan Chase & Co.	Call	59	(708,000)	120.00	12/21/18	(3,009)
Kinder Morgan, Inc.	Call	63	(119,700)	19.00	12/21/18	(630)
Lockheed Martin Corp.	Call	9	(279,000)	310.00	12/21/18	(4,842)
Mastercard, Inc.	Call	24	(504,000)	210.00	11/16/18	(2,496)
McDonald’s Corp.	Call	16	(272,000)	170.00	11/16/18	(12,800)
Medtronic PLC	Call	41	(389,500)	95.00	12/21/18	(6,150)
MetLife, Inc.	Call	32	(136,000)	42.50	1/18/19	(4,960)
Microsoft Corp.	Call	75	(825,000)	110.00	12/21/18	(21,225)
Mondelez International, Inc.	Call	41	(180,400)	44.00	12/21/18	(1,845)
Morgan Stanley	Call	44	(206,800)	47.00	1/18/19	(8,976)
NextEra Energy, Inc.	Call	18	(324,000)	180.00	12/21/18	(3,060)
Nike, Inc.	Call	30	(240,000)	80.00	1/18/19	(5,940)
NVIDIA Corp.	Call	10	(220,000)	220.00	12/21/18	(15,200)
Occidental Petroleum Corp.	Call	23	(172,500)	75.00	11/16/18	(345)
Oracle Corp.	Call	62	(310,000)	50.00	12/21/18	(9,362)
PayPal Holdings, Inc.	Call	29	(268,250)	92.50	1/18/19	(5,858)
PepsiCo, Inc.	Call	37	(425,500)	115.00	11/16/18	(3,552)
Procter & Gamble Co.	Call	41	(348,500)	85.00	11/16/18	(17,589)
QUALCOMM, Inc.	Call	27	(195,750)	72.50	11/16/18	(324)
Raytheon Co.	Call	12	(216,000)	180.00	12/21/18	(6,660)
Schlumberger Ltd.	Call	29	(188,500)	65.00	11/16/18	(87)
Simon Property Group, Inc.	Call	14	(252,000)	180.00	1/18/19	(12,530)
Southern Co.	Call	35	(157,500)	45.00	11/16/18	(3,640)
Starbucks Corp.	Call	34	(204,000)	60.00	12/21/18	(4,794)
Target Corp.	Call	23	(201,250)	87.50	11/16/18	(1,472)
Texas Instruments, Inc.	Call	32	(312,000)	97.50	1/18/19	(10,560)
The Allstate Corp.	Call	16	(160,000)	100.00	1/18/19	(3,376)
The Boeing Co.	Call	10	(370,000)	370.00	1/18/19	(12,250)
The Kraft Heinz Co.	Call	20	(115,000)	57.50	1/18/19	(2,900)
The Walt Disney Co.	Call	29	(333,500)	115.00	11/16/18	(8,584)
U.S. Bancorp	Call	50	(275,000)	55.00	12/21/18	(3,500)
Union Pacific Corp.	Call	17	(263,500)	155.00	11/16/18	(1,003)
United Parcel Service, Inc.	Call	23	(264,500)	115.00	1/18/19	(3,381)
United Technologies Corp.	Call	17	(238,000)	140.00	11/16/18	(136)
Verizon Communications, Inc.	Call	65	(373,750)	57.50	12/21/18	(9,945)
Visa, Inc.	Call	43	(623,500)	145.00	12/21/18	(9,202)
Walgreens Boots Alliance, Inc.	Call	20	(160,000)	80.00	1/18/19	(7,020)
Wal-Mart Stores, Inc.	Call	28	(280,000)	100.00	12/21/18	(10,500)
Wells Fargo & Co.	Call	64	(368,000)	57.50	1/18/19	(4,928)
Total (Premiums received $461,929)						$(484,171)
*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

See notes to financial statements.

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STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2018 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund
Assets:
Investments, at value (cost $347,927,400, $209,627,806 and $136,281,416, respectively)	$407,815,213	$229,468,262	$134,993,766
Cash	—	—	29,022
Interest and dividend receivable	298,370	91,831	133,306
Receivable for capital shares issued	667,623	388,938	199,094
Reclaims receivable	—	—	7,500
Prepaid expenses and other assets	53,653	42,072	39,690
Total assets	408,834,859	229,991,103	135,402,378
Liabilities:
Payable for capital shares redeemed	121,531	153,723	69,863
Accrued expenses and other payables:
Investment advisory fees	52,599	30,254	35,208
Consulting service fees	18,673	10,956	5,838
Compliance service fees	7,191	4,157	2,366
Administration fees	16,242	9,573	5,125
Distribution fees – Class A	9,885	16,946	5,767
Administrative services fees – Class A	2,502	102	2,928
Administrative services fees – Institutional Class	15,403	2,240	9,297
Fund accounting and sub-administration fees	20,037	16,488	8,562
Transfer agent fees	9,460	10,362	4,732
Custodian fees	12,704	7,575	3,742
Directors fees	4,850	2,757	1,446
Printing fees	8,280	3,816	2,511
Professional fees	35,227	21,158	11,726
Other accrued liabilities	33,914	17,129	10,542
Total liabilities	368,498	307,236	179,653
Net Assets	$408,466,361	$229,683,867	$135,222,725
Composition of Net Assets:
Capital (par value and paid-in surplus)	330,437,254	183,928,099	142,410,719
Total distributable earnings	78,029,107	45,755,768	(7,187,994)
Net Assets	$408,466,361	$229,683,867	$135,222,725
Class A
Net Assets	$45,059,074	$74,791,544	$26,480,875
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1,081,862	4,823,593	1,287,247
Net asset value, offering and redemption price per share	$41.65	$15.51	$20.57
Class C
Net Assets	$10	$10	$9
Shares authorized	15,000,000	15,000,000	15,000,000
Shares issued and outstanding ($0.001 par value)	1	1	1
Net asset value, offering and redemption price per share(a)	$9.78	$8.57	$9.06
Class R6
Net Assets	$10	$10	$9
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1	1	1
Net asset value, offering and redemption price per share(a)	$9.75	$8.56	$9.04
Institutional Class
Net Assets	$363,407,267	$154,892,303	$108,741,832
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	8,756,837	9,837,158	5,268,588
Net asset value, offering and redemption price per share	$41.50	$15.75	$20.64
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2018 (Unaudited)

	Steward Select Bond Fund	Steward Global Equity Income Fund	Steward Covered Call Income Fund
Assets:
Investments, at value (cost $166,415,056, $283,134,927 and $27,592,155, respectively)	$162,477,041	$305,350,094	$25,926,795
Interest and dividend receivable	1,553,494	473,050	29,940
Receivable for investments sold	382	—	46,889
Receivable for capital shares issued	21,236	400,615	63,964
Prepaid expenses and other assets	45,827	44,747	23,789
Total assets	164,097,980	306,268,506	26,091,377
Liabilities:
Payable to custodian	—	—	41,209
Payable for investments purchased	—	—	5,680
Payable for capital shares redeemed	58,173	388,517	8,301
Written options at fair value (premiums received $0, $0 and $461,929, respectively)	—	—	484,171
Accrued expenses and other payables:
Investment advisory fees	34,844	79,628	9,746
Consulting service fees	7,630	14,329	1,186
Compliance service fees	2,882	5,463	458
Administration fees	6,690	12,556	1,041
Distribution fees – Class A	2,300	17,050	6
Distribution fees – Class C	—	136	—
Administrative services fees – Class A	956	7,601	—
Administrative services fees – Class C	—	8	—
Administrative services fees – Institutional Class	6,274	16,483	1
Fund accounting and sub-administration fees	12,152	16,556	4,056
Transfer agent fees	5,481	9,623	5,458
Custodian fees	4,565	8,299	1,142
Directors fees	1,834	3,203	437
Printing fees	3,420	4,632	828
Professional fees	14,436	23,652	6,071
Other accrued liabilities	11,674	24,422	3,805
Total liabilities	173,311	632,158	573,596
Net Assets	$163,924,669	$305,636,348	$25,517,781
Composition of Net Assets:
Capital (par value and paid-in surplus)	170,236,934	262,363,437	25,367,698
Total distributable earnings	(6,312,265)	43,272,911	150,083
Net Assets	$163,924,669	$305,636,348	$25,517,781
Class A
Net Assets	$10,828,070	$71,939,690	$31,623
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	454,943	2,281,368	3,144
Net asset value, offering and redemption price per share	$23.80	$31.53	$10.06
Class C
Net Assets	$10	$296,505	$10
Shares authorized	13,000,000	15,000,000	15,000,000
Shares issued and outstanding ($0.001 par value)	1	39,180	1
Net asset value, offering and redemption price per share(a)	$9.47	$7.57	$10.12
Class R6
Net Assets	$10	$489,475	$10
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1	67,166	1
Net asset value, offering and redemption price per share(a)	$9.42	$7.29	$10.09
Institutional Class
Net Assets	$153,096,579	$232,910,678	$25,486,138
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	6,461,477	7,365,953	2,536,725
Net asset value, offering and redemption price per share	$23.69	$31.62	$10.05
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2018 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund
Investment Income:
Dividends (net of foreign withholding tax of $0, $772 and $13,922, respectively)	$4,269,049	$1,816,685	$2,420,191
Total investment income	4,269,049	1,816,685	2,420,191
Expenses:
Investment advisory fees	314,889	192,823	212,463
Consulting service fees	113,410	69,454	38,275
Compliance service fees	43,391	26,572	14,641
Administration fees	98,693	60,439	33,303
Distribution fees – Class A	61,079	107,404	35,053
Administrative services fees – Class A	22,721	22,995	13,881
Administrative services fees – Institutional Class	94,730	30,237	30,711
Fund accounting and sub-administration fees	132,597	95,273	49,480
Transfer agent fees	43,669	46,751	22,288
Custodian fees	27,266	16,757	8,415
Registration fees	37,756	39,246	37,191
Directors fees	19,997	11,992	6,248
Professional fees	60,319	35,499	19,753
Printing fees	13,542	8,992	5,333
Miscellaneous fees	38,445	25,308	19,946
Total expenses	1,122,504	789,742	546,981
Net investment income	3,146,545	1,026,943	1,873,210
Realized and unrealized gain/(loss) from investment transactions:
Net realized gains from investment transactions and foreign currency transactions	3,267,726	9,030,975	1,802,952
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	(2,316,360)	(11,500,486)	(16,980,573)
Net realized and unrealized gains/(losses) from investment transactions and foreign currency translations	951,366	(2,469,511)	(15,177,621)
Change in net assets resulting from operations	$4,097,911	$(1,442,568)	$(13,304,411)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2018 (Unaudited)

	Steward Select Bond Fund	Steward Global Equity Income Fund	Steward Covered Call Income Fund
Investment Income:
Interest	$2,249,762	$—	$—
Dividends (net of foreign withholding tax of $0, $79,820 and $0, respectively)	116,824	5,332,529	271,392
Total investment income	2,366,586	5,332,529	271,392
Expenses:
Investment advisory fees	206,972	468,667	59,763
Consulting service fees	44,738	84,386	7,176
Compliance service fees	17,115	32,289	2,745
Administration fees	38,928	73,440	6,244
Distribution fees – Class A	13,924	99,523	28
Distribution fees – Class C	—	290	—
Administrative services fees – Class A	5,569	39,013	9
Administrative services fees – Class C	—	14	—
Administrative services fees – Institutional Class	41,468	62,773	3
Fund accounting and sub-administration fees	65,714	95,808	16,690
Transfer agent fees	24,389	47,583	18,672
Custodian fees	9,714	19,474	1,931
Registration fees	35,588	39,335	20,909
Directors fees	7,358	14,758	1,564
Professional fees	23,300	43,003	5,599
Printing fees	5,993	10,744	2,698
Miscellaneous fees	20,080	30,889	6,845
Total expenses before contractual fee reductions	560,850	1,161,989	150,876
Fees contractually waived/reimbursed by the Adviser	—	—	(18,045)
Net expenses	560,850	1,161,989	132,831
Net investment income	1,805,736	4,170,540	138,561
Realized and unrealized gain/(loss) from investment transactions:
Net realized gains/(losses) from investment transactions and foreign currency transactions	(242,236)	4,118,961	499,721
Net realized gains from options transactions	—	—	571,481
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	(931,188)	(19,650,878)	(600,152)
Change in unrealized depreciation on options transactions	—	—	(100,616)
Net realized and unrealized gains/(losses) from investment transactions, foreign currency translations and options transactions	(1,173,424)	(15,531,917)	370,434
Change in net assets resulting from operations	$632,312	$(11,361,377)	$508,995

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$3,146,545	$4,952,685
Net realized gains from investment transactions	3,267,726	22,353,884
Net change in unrealized appreciation/(depreciation) on investments	(2,316,360)	21,548,000
Change in net assets resulting from operations	4,097,911	48,854,569
Distributions to shareholders from:
Class A	(277,529)	(486,243)
Institutional Class	(2,612,872)	(4,030,989)
Change in net assets from shareholder distributions	(2,890,401)	(4,517,232)
Capital Transactions:
Class A
Proceeds from shares issued	$4,443,441	$12,059,042
Dividends reinvested	266,927	464,558
Cost of shares redeemed	(7,879,778)	(17,267,011)
Change in Class A from capital transactions	(3,169,410)	(4,743,411)
Class C
Proceeds from shares issued	—	10
Change in Class C from capital transactions	—	10
Class R6
Proceeds from shares issued	—	10
Change in Class R6 from capital transactions	—	10
Institutional Class
Proceeds from shares issued	39,694,394	66,082,672
Dividends reinvested	2,522,239	3,926,896
Cost of shares redeemed	(25,308,002)	(82,366,202)
Change in Institutional Class from capital transactions	16,908,631	(12,356,634)
Change in net assets from capital transactions	$13,739,221	$(17,100,025)
Change in net assets	14,946,731	27,237,312
Net Assets:
Beginning of period	393,519,630	366,282,318
End of period	$408,466,361	$393,519,630
Share Transactions:
Class A
Issued	102,493	299,093
Reinvested	6,006	11,398
Redeemed	(183,255)	(429,283)
Change in Class A	(74,756)	(118,792)
Class C
Issued	—	1
Change in Class C	—	1
Class R6
Issued	—	1
Change in Class R6	—	1
Institutional Class
Issued	927,036	1,636,928
Reinvested	57,013	97,250
Redeemed	(584,742)	(2,070,833)
Change in Institutional Class	399,307	(336,655)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,026,943	$1,905,081
Net realized gains from investment transactions	9,030,975	19,741,794
Net change in unrealized depreciation on investments	(11,500,486)	(1,211,690)
Change in net assets resulting from operations	(1,442,568)	20,435,185
Distributions to shareholders from:
Class A	(204,629)	(5,609,287)
Class C	—	(1)
Class R6	—	(1)
Institutional Class	(598,659)	(11,206,400)
Change in net assets from shareholder distributions	(803,288)	(16,815,689)
Capital Transactions:
Class A
Proceeds from shares issued	$13,995,551	$16,952,435
Dividends reinvested	196,172	5,347,743
Cost of shares redeemed	(15,637,775)	(15,110,839)
Change in Class A from capital transactions	(1,446,052)	7,189,339
Class C
Proceeds from shares issued	—	10
Dividends reinvested	—	1
Change in Class C from capital transactions	—	11
Class R6
Proceeds from shares issued	—	10
Dividends reinvested	—	1
Change in Class R6 from capital transactions	—	11
Institutional Class
Proceeds from shares issued	26,563,462	34,030,235
Dividends reinvested	552,212	10,608,694
Cost of shares redeemed	(25,942,327)	(22,962,839)
Change in Institutional Class from capital transactions	1,173,347	21,676,090
Change in net assets from capital transactions	$(272,705)	$28,865,451
Change in net assets	(2,518,561)	32,484,947
Net Assets:
Beginning of period	232,202,428	199,717,481
End of period	$229,683,867	$232,202,428
Share Transactions:
Class A
Issued	832,090	1,065,222
Reinvested	11,298	339,342
Redeemed	(938,567)	(954,494)
Change in Class A	(95,179)	450,070
Class C
Issued	—	1
Change in Class C	—	1
Class R6
Issued	—	1
Change in Class R6	—	1
Institutional Class
Issued	1,570,617	2,124,700
Reinvested	31,376	663,966
Redeemed	(1,492,174)	(1,414,456)
Change in Institutional Class	109,819	1,374,210

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,873,210	$3,087,610
Net realized gains from investment transactions and foreign currency transactions	1,802,952	2,898,810
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(16,980,573)	13,604,411
Change in net assets resulting from operations	(13,304,411)	19,590,831
Distributions to shareholders from:
Class A	(403,286)	(436,748)
Institutional Class	(1,794,300)	(2,741,957)
Change in net assets from shareholder distributions	(2,197,586)	(3,178,705)
Capital Transactions:
Class A
Proceeds from shares issued	$4,785,953	$11,285,695
Dividends reinvested	387,661	423,773
Cost of shares redeemed	(2,725,865)	(4,924,765)
Change in Class A from capital transactions	2,447,749	6,784,703
Class C
Proceeds from shares issued	—	10
Change in Class C from capital transactions	—	10
Class R6
Proceeds from shares issued	—	10
Change in Class R6 from capital transactions	—	10
Institutional Class
Proceeds from shares issued	12,170,149	14,577,840
Dividends reinvested	1,728,091	2,668,008
Cost of shares redeemed	(5,230,562)	(33,335,613)
Change in Institutional Class from capital transactions	8,667,678	(16,089,765)
Change in net assets from capital transactions	$11,115,427	$(9,305,042)
Change in net assets	(4,386,570)	7,107,084
Net Assets:
Beginning of period	139,609,295	132,502,211
End of period	$135,222,725	$139,609,295
Share Transactions:
Class A
Issued	216,190	501,563
Reinvested	17,566	19,475
Redeemed	(123,527)	(220,464)
Change in Class A	110,229	300,574
Class C
Issued	—	1
Change in Class C	—	1
Class R6
Issued	—	1
Change in Class R6	—	1
Institutional Class
Issued	550,820	654,655
Reinvested	78,084	122,556
Redeemed	(234,545)	(1,490,302)
Change in Institutional Class	394,359	(713,091)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,805,736	$3,183,260
Net realized gains/(losses) from investment transactions	(242,236)	20,071
Net change in unrealized depreciation on investments	(931,188)	(4,145,990)
Change in net assets resulting from operations	632,312	(942,659)
Distributions to shareholders from:
Class A	(100,882)	(193,329)
Institutional Class	(1,621,292)	(3,055,166)
Change in net assets from shareholder distributions	(1,722,174)	(3,248,495)
Capital Transactions:
Class A
Proceeds from shares issued	$401,827	$1,980,677
Dividends reinvested	99,881	191,718
Cost of shares redeemed	(733,618)	(1,409,412)
Change in Class A from capital transactions	(231,910)	762,983
Class C
Proceeds from shares issued	—	10
Change in Class C from capital transactions	—	10
Class R6
Proceeds from shares issued	—	10
Change in Class R6 from capital transactions	—	10
Institutional Class
Proceeds from shares issued	9,032,975	18,273,275
Dividends reinvested	1,601,907	3,047,879
Cost of shares redeemed	(8,114,770)	(13,783,435)
Change in Institutional Class from capital transactions	2,520,112	7,537,719
Change in net assets from capital transactions	$2,288,202	$8,300,722
Change in net assets	1,198,340	4,109,568
Net Assets:
Beginning of period	162,726,329	158,616,761
End of period	$163,924,669	$162,726,329
Share Transactions:
Class A
Issued	16,770	80,786
Reinvested	4,179	7,843
Redeemed	(30,663)	(57,732)
Change in Class A	(9,714)	30,897
Class C
Issued	—	1
Change in Class C	—	1
Class R6
Issued	—	1
Change in Class R6	—	1
Institutional Class
Issued	379,317	749,612
Reinvested	67,352	125,320
Redeemed	(340,470)	(565,902)
Change in Institutional Class	106,199	309,030

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2018	For the Year Ended April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$4,170,540	$5,512,985
Net realized gains from investment transactions and foreign currency transactions	4,118,961	29,603,349
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(19,650,878)	1,514,942
Change in net assets resulting from operations	(11,361,377)	36,631,276
Distributions to shareholders from:
Class A	(986,716)	(4,611,790)
Class C	(3,359)	(2)
Class R6	(29,922)	(2)
Institutional Class	(3,146,325)	(15,180,846)
Change in net assets from shareholder distributions	(4,166,322)	(19,792,640)
Capital Transactions:
Class A
Proceeds from shares issued	$26,410,876	$26,031,485
Dividends reinvested	964,477	4,568,285
Cost of shares redeemed	(18,266,311)	(28,071,527)
Change in Class A from capital transactions	9,109,042	2,528,243
Class C
Proceeds from shares issued	305,675	10
Dividends reinvested	3,102	2
Change in Class C from capital transactions	308,777	12
Class R6
Proceeds from shares issued	529,453	10
Dividends reinvested	29,922	2
Cost of shares redeemed	(20,391)	—
Change in Class R6 from capital transactions	538,984	12
Institutional Class
Proceeds from shares issued	39,813,717	66,059,404
Dividends reinvested	3,127,828	15,153,656
Cost of shares redeemed	(19,098,614)	(55,796,748)
Change in Institutional Class from capital transactions	23,842,931	25,416,312
Change in net assets from capital transactions	$33,799,734	$27,944,579
Change in net assets	18,272,035	44,783,215
Net Assets:
Beginning of period	287,364,313	242,581,098
End of period	$305,636,348	$287,364,313
Share Transactions:
Class A
Issued	782,498	788,159
Reinvested	28,349	139,608
Redeemed	(562,499)	(858,426)
Change in Class A	248,348	69,341
Class C
Issued	38,799	1
Reinvested	380	—
Change in Class C	39,179	1
Class R6
Issued	65,985	1
Reinvested	3,764	—
Redeemed	(2,584)	—
Change in Class R6	67,165	1
Institutional Class
Issued	1,198,737	2,018,316
Reinvested	91,719	462,106
Redeemed	(566,195)	(1,688,689)
Change in Institutional Class	724,261	791,733

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Six Months Ended October 31, 2018	For the period December 14, 2017(a) through April 30, 2018
	(Unaudited)
Change in net assets from operations:
Net investment income	$138,561	$80,396
Net realized gains from investment and options transactions	1,071,202	753,944
Net change in unrealized depreciation on investments and options transactions	(700,768)	(986,834)
Change in net assets resulting from operations	508,995	(152,494)
Distributions to shareholders from:
Class A	(93)	(5)
Institutional Class	(153,726)	(67,662)
Change in net assets from shareholder distributions	(153,819)	(67,667)
Capital Transactions:
Class A
Proceeds from shares issued	$29,125	$3,110
Dividends reinvested	93	5
Cost of shares redeemed	(80)	(29)
Change in Class A from capital transactions	29,138	3,086
Class C
Proceeds from shares issued	—	10
Change in Class C from capital transactions	—	10
Class R6
Proceeds from shares issued	—	10
Change in Class R6 from capital transactions	—	10
Institutional Class
Proceeds from shares issued	1,675,835	26,662,459
Dividends reinvested	153,726	67,662
Cost of shares redeemed	(2,116,615)	(1,092,545)
Change in Institutional Class from capital transactions	(287,054)	25,637,576
Change in net assets from capital transactions	$(257,916)	$25,640,682
Change in net assets	97,260	25,420,521
Net Assets:
Beginning of period	25,420,521	—
End of period	$25,517,781	$25,420,521
Share Transactions:
Class A
Issued	2,831	311
Reinvested	9	—
Redeemed	(8)	1
Change in Class A	2,832	312
Class C
Change in Class C	—	—
Class R6
Change in Class R6	—	—
Institutional Class
Issued	163,151	2,665,495
Reinvested	14,820	6,660
Redeemed	(204,699)	(108,702)
Change in Institutional Class	(26,728)	2,563,453
(a)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	$41.50	$0.28		$0.12	$0.40
Year ended April 30, 2018	36.89	0.41		4.60	5.01
Year ended April 30, 2017	32.25	0.39		4.63	5.02
Year ended April 30, 2016	38.89	0.46		(1.31)	(0.85)
Year ended April 30, 2015	37.46	0.36		3.86	4.22
Year ended April 30, 2014	32.87	0.34		7.29	7.63
Class C
Six Months ended October 31, 2018 (Unaudited)	9.79	—	(f)	(0.01)	(0.01)
Period ended April 30, 2018(e)	10.00	—	(f)	(0.02)	(0.02)
Class R6
Six Months ended October 31, 2018 (Unaudited)	9.76	—	(f)	(0.01)	(0.01)
Period ended April 30, 2018(e)	10.00	—	(f)	0.01	0.01
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	41.34	0.33		0.14	0.47
Year ended April 30, 2018	36.72	0.53		4.57	5.10
Year ended April 30, 2017	32.07	0.48		4.63	5.11
Year ended April 30, 2016	38.70	0.62		(1.34)	(0.72)
Year ended April 30, 2015	37.30	0.47		3.86	4.33
Year ended April 30, 2014	32.73	0.48		7.24	7.72
Steward Small-Mid Cap Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	15.70	0.05		(0.20)	(0.15)
Year ended April 30, 2018	15.44	0.11		1.37	1.48
Year ended April 30, 2017	13.26	0.06		2.64	2.70
Year ended April 30, 2016	15.33	0.08		(0.51)	(0.43)
Year ended April 30, 2015	16.04	0.08		1.41	1.49
Year ended April 30, 2014	14.18	0.07		3.03	3.10
Class C
Six Months ended October 31, 2018 (Unaudited)	8.76	—	(f)	(0.19)	(0.19)
Period ended April 30, 2018(e)	10.00	—	(f)	(0.04)	(0.04)
Class R6
Six Months ended October 31, 2018 (Unaudited)	8.74	—	(f)	(0.18)	(0.18)
Period ended April 30, 2018(e)	10.00	—	(f)	(0.04)	(0.04)
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	15.93	0.08		(0.20)	(0.12)
Year ended April 30, 2018	15.65	0.15		1.39	1.54
Year ended April 30, 2017	13.43	0.11		2.67	2.78
Year ended April 30, 2016	15.51	0.12		(0.52)	(0.40)
Year ended April 30, 2015	16.20	0.12		1.43	1.55
Year ended April 30, 2014	14.30	0.11		3.07	3.18
Steward International Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	23.01	0.27		(2.38)	(2.11)
Year ended April 30, 2018	20.45	0.43		2.59	3.02
Year ended April 30, 2017	18.65	0.36		1.81	2.17
Year ended April 30, 2016	22.22	0.40	(g)	(3.27)	(2.87)
Year ended April 30, 2015	23.06	0.41		(0.71)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96	1.63
Class C
Six Months ended October 31, 2018 (Unaudited)	10.08	—	(f)	(1.02)	(1.02)
Period ended April 30, 2018(e)	10.00	—	(f)	0.23	0.23
Class R6
Six Months ended October 31, 2018 (Unaudited)	10.05	—	(f)	(1.01)	(1.01)
Period ended April 30, 2018(e)	10.00	—	(f)	0.23	0.23
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	23.09	0.31		(2.40)	(2.09)
Year ended April 30, 2018	20.51	0.51		2.59	3.10
Year ended April 30, 2017	18.70	0.43		1.81	2.24
Year ended April 30, 2016	22.28	0.57	(g)	(3.38)	(2.81)
Year ended April 30, 2015	23.11	0.44		(0.65)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97	1.71
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.
(e)	For the period December 14, 2017 (commencement of operations) through April 30, 2018.
(f)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(g)	Calculated based on average shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:							Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(a)(c)
Steward Large Cap Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	$(0.25)	$—	$—	$(0.25)	$41.65	0.93%	$45,059	0.79%		1.24%		4%
Year ended April 30, 2018	(0.40)	—	—	(0.40)	41.50	13.61%	47,998	0.84%		1.02%		23%
Year ended April 30, 2017	(0.38)	—	—	(0.38)	36.89	15.63%	47,052	0.82%		1.10%		25%
Year ended April 30, 2016	(0.49)	(4.26)	(1.04)	(5.79)	32.25	(2.01)%	52,151	0.82%		1.30%		91	%(d)
Year ended April 30, 2015	(0.34)	(2.45)	—	(2.79)	38.89	11.35%	50,747	0.86%		0.97%		33%
Year ended April 30, 2014	(0.34)	(2.70)	—	(3.04)	37.46	23.68%	34,116	0.90%		0.96%		30%
Class C
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	9.78	(0.10)%	—	—	%(f)	—	%(f)	4%
Period ended April 30, 2018(e)	(0.19)	—	—	(0.19)	9.79	(0.27)%	—	—	%(f)	—	%(f)	23%
Class R6
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	9.75	(0.10)%	—	—	%(f)	—	%(f)	4%
Period ended April 30, 2018(e)	(0.25)	—	—	(0.25)	9.76	0.02%	—	—	%(f)	—	%(f)	23%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.31)	—	—	(0.31)	41.50	1.08%	363,407	0.50%		1.53%		4%
Year ended April 30, 2018	(0.48)	—	—	(0.48)	41.34	13.93%	345,522	0.54%		1.32%		23%
Year ended April 30, 2017	(0.46)	—	—	(0.46)	36.72	16.02%	319,230	0.50%		1.40%		25%
Year ended April 30, 2016	(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)%	253,302	0.48%		1.66%		91	%(d)
Year ended April 30, 2015	(0.48)	(2.45)	—	(2.93)	38.70	11.71%	292,898	0.50%		1.30%		33%
Year ended April 30, 2014	(0.45)	(2.70)	—	(3.15)	37.30	24.11%	175,616	0.54%		1.33%		30%
Steward Small-Mid Cap Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	(0.04)	—	—	(0.04)	15.51	(0.98)%	74,792	0.79%		0.62%		11%
Year ended April 30, 2018	(0.08)	(1.14)	—	(1.22)	15.70	9.59%	77,227	0.83%		0.69%		29%
Year ended April 30, 2017	(0.07)	(0.45)	—	(0.52)	15.44	20.44%	69,001	0.87%		0.43%		36%
Year ended April 30, 2016	(0.09)	(1.55)	—	(1.64)	13.26	(2.39)%	55,445	0.85%		0.59%		33%
Year ended April 30, 2015	(0.08)	(2.12)	—	(2.20)	15.33	9.85%	60,408	0.84%		0.50%		37%
Year ended April 30, 2014	(0.06)	(1.18)	—	(1.24)	16.04	22.02%	55,516	0.90%		0.42%		29%
Class C
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	8.57	(2.17)%	—	—	%(f)	—	%(f)	11%
Period ended April 30, 2018(e)	(0.06)	(1.14)	—	(1.20)	8.76	(0.48)%	—	—	%(f)	—	%(f)	29%
Class R6
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	8.56	(2.06)%	—	—	%(f)	—	%(f)	11%
Period ended April 30, 2018(e)	(0.08)	(1.14)	—	(1.22)	8.74	(0.56)%	—	—	%(f)	—	%(f)	29%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.06)	—	—	(0.06)	15.75	(0.78)%	154,892	0.52%		0.89%		11%
Year ended April 30, 2018	(0.12)	(1.14)	—	(1.26)	15.93	9.87%	154,975	0.57%		0.95%		29%
Year ended April 30, 2017	(0.11)	(0.45)	—	(0.56)	15.65	20.80%	130,717	0.58%		0.72%		36%
Year ended April 30, 2016	(0.13)	(1.55)	—	(1.68)	13.43	(2.15)%	101,597	0.57%		0.87%		33%
Year ended April 30, 2015	(0.12)	(2.12)	—	(2.24)	15.51	10.19%	93,821	0.56%		0.78%		37%
Year ended April 30, 2014	(0.11)	(1.18)	—	(1.28)	16.20	22.43%	70,629	0.62%		0.70%		29%
Steward International Enhanced Index Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	(0.33)	—	—	(0.33)	20.57	(9.28)%	26,481	1.01%		2.41%		7%
Year ended April 30, 2018	(0.46)	—	—	(0.46)	23.01	14.92%	27,085	1.02%		1.88%		10%
Year ended April 30, 2017	(0.37)	—	—	(0.37)	20.45	11.85%	17,922	1.01%		1.88%		16%
Year ended April 30, 2016	(0.70)	—	—	(0.70)	18.65	(13.10)%	16,268	1.00%		2.14%		11	%(d)
Year ended April 30, 2015	(0.54)	—	—	(0.54)	22.22	(1.41)%	15,520	1.02%		1.84%		12%
Year ended April 30, 2014	(0.53)	—	—	(0.53)	23.06	7.69%	14,985	1.08%		3.09%		11%
Class C
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	9.06	(10.12)%	—	—	%(f)	—	%(f)	7%
Period ended April 30, 2018(e)	(0.15)	—	—	(0.15)	10.08	2.32%	—	—	%(f)	—	%(f)	10%
Class R6
Six Months ended October 31, 2018 (Unaudited)	—	—	—	—	9.04	(10.05)%	—	—	%(f)	—	%(f)	7%
Period ended April 30, 2018(e)	(0.18)	—	—	(0.18)	10.05	2.32%	—	—	%(f)	—	%(f)	10%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.36)	—	—	(0.36)	20.64	(9.16)%	108,742	0.71%		2.70%		7%
Year ended April 30, 2018	(0.52)	—	—	(0.52)	23.09	15.29%	112,524	0.71%		2.28%		10%
Year ended April 30, 2017	(0.43)	—	—	(0.43)	20.51	12.24%	114,580	0.67%		2.22%		16%
Year ended April 30, 2016	(0.77)	—	—	(0.77)	18.70	(12.82)%	104,190	0.65%		2.93%		11	%(d)
Year ended April 30, 2015	(0.62)	—	—	(0.62)	22.28	(1.01)%	286,947	0.64%		1.95%		12%
Year ended April 30, 2014	(0.61)	—	—	(0.61)	23.11	8.02%	99,665	0.73%		3.40%		11%

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investments	Total from Investment Operations
Steward Select Bond Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	$23.96	$0.23		$(0.17)	$0.06
Year ended April 30, 2018	24.58	0.40		(0.60)	(0.20)
Year ended April 30, 2017	24.99	0.43		(0.40)	0.03
Year ended April 30, 2016	24.97	0.46		—	0.46
Year ended April 30, 2015	24.72	0.46		0.25	0.71
Year ended April 30, 2014	25.62	0.43		(0.85)	(0.42)
Class C
Six Months ended October 31, 2018 (Unaudited)	9.57	—	(e)	(0.10)	(0.10)
Period ended April 30, 2018(d)	10.00	—	(e)	(0.22)	(0.22)
Class R6
Six Months ended October 31, 2018 (Unaudited)	9.52	—	(e)	(0.10)	(0.10)
Period ended April 30, 2018(d)	10.00	—	(e)	(0.23)	(0.23)
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	23.85	0.26		(0.17)	0.09
Year ended April 30, 2018	24.47	0.48		(0.61)	(0.13)
Year ended April 30, 2017	24.87	0.51		(0.39)	0.12
Year ended April 30, 2016	24.85	0.53		0.01	0.54
Year ended April 30, 2015	24.61	0.54		0.25	0.79
Year ended April 30, 2014	25.49	0.53		(0.85)	(0.32)
Steward Global Equity Income Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	33.06	0.40		(1.51)	(1.11)
Year ended April 30, 2018	31.00	0.60		3.87	4.47
Year ended April 30, 2017	28.72	0.51		3.72	4.23
Year ended April 30, 2016	30.11	0.60		0.18	0.78
Year ended April 30, 2015	29.82	0.63		1.32	1.95
Year ended April 30, 2014	27.24	0.65		2.60	3.25
Class C
Six Months ended October 31, 2018 (Unaudited)	8.02	0.12		(0.36)	(0.24)
Period ended April 30, 2018(d)	10.00	—	(e)	0.07	0.07
Class R6
Six Months ended October 31, 2018 (Unaudited)	7.99	0.11		(0.34)	(0.23)
Period ended April 30, 2018(d)	10.00	—	(e)	0.08	0.08
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	33.15	0.46		(1.53)	(1.07)
Year ended April 30, 2018	31.06	0.71		3.88	4.59
Year ended April 30, 2017	28.77	0.63		3.70	4.33
Year ended April 30, 2016	30.16	0.71		0.16	0.87
Year ended April 30, 2015	29.86	0.75		1.32	2.07
Year ended April 30, 2014	27.27	0.77		2.58	3.35
Steward Covered Call Income Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	9.92	0.03		0.15	0.18
Period ended April 30, 2018(d)	10.00	0.03		(0.09)	(0.06)
Class C
Six Months ended October 31, 2018 (Unaudited)	9.95	—	(e)	0.17	0.17
Period ended April 30, 2018(d)	10.00	—	(e)	(0.05)	(0.05)
Class R6
Six Months ended October 31, 2018 (Unaudited)	9.92	—	(e)	0.17	0.17
Period ended April 30, 2018(d)	10.00	—	(e)	(0.05)	(0.05)
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	9.92	0.05		0.14	0.19
Period ended April 30, 2018(d)	10.00	0.03		(0.08)	(0.05)
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period December 14, 2017 (commencement of operations) through April 30, 2018.
(e)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets Prior to Waivers(b)		Ratio of Expenses to Average Net Assets Net of Waivers(b)		Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(a)(c)
Steward Select Bond Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	$(0.22)	$—	$(0.22)	$23.80	0.24%	$10,828	0.95%		0.95%		1.89%		7%
Year ended April 30, 2018	(0.42)	—	(0.42)	23.96	(0.82)%	11,134	0.96%		0.96%		1.67%		5%
Year ended April 30, 2017	(0.44)	—	(0.44)	24.58	0.11%	10,664	0.95%		0.95%		1.71%		18%
Year ended April 30, 2016	(0.44)	—	(0.44)	24.99	1.87%	11,719	0.95%		0.95%		1.80%		11%
Year ended April 30, 2015	(0.46)	—	(0.46)	24.97	2.92%	15,208	0.96%		0.96%		1.83%		13%
Year ended April 30, 2014	(0.48)	—	(0.48)	24.72	(1.60)%	13,247	1.01%		1.01%		1.78%		13%
Class C
Six Months ended October 31, 2018 (Unaudited)	—	—	—	9.47	(1.04)%	—	—	%(e)	—	%(e)	—	%(e)	7%
Period ended April 30, 2018(d)	(0.21)	—	(0.21)	9.57	(2.27)%	—	—	%(e)	—	%(e)	—	%(e)	5%
Class R6
Six Months ended October 31, 2018 (Unaudited)	—	—	—	9.42	(1.05)%	—	—	%(e)	—	%(e)	—	%(e)	7%
Period ended April 30, 2018(d)	(0.25)	—	(0.25)	9.52	(2.30)%	—	—	%(e)	—	%(e)	—	%(e)	5%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.25)	—	(0.25)	23.69	0.39%	153,097	0.66%		0.66%		2.20%		7%
Year ended April 30, 2018	(0.49)	—	(0.49)	23.85	(0.54)%	151,593	0.66%		0.66%		1.98%		5%
Year ended April 30, 2017	(0.52)	—	(0.52)	24.47	0.50%	147,953	0.61%		0.61%		2.05%		18%
Year ended April 30, 2016	(0.52)	—	(0.52)	24.87	2.22%	138,503	0.60%		0.60%		2.16%		11%
Year ended April 30, 2015	(0.55)	—	(0.55)	24.85	3.26%	138,956	0.62%		0.62%		2.19%		13%
Year ended April 30, 2014	(0.56)	—	(0.56)	24.61	(1.20)%	132,573	0.66%		0.66%		2.14%		13%
Steward Global Equity Income Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	(0.42)	—	(0.42)	31.53	(3.46)%	71,940	0.96%		0.96%		2.44%		14%
Year ended April 30, 2018	(0.59)	(1.82)	(2.41)	33.06	14.58%	67,213	0.99%		0.99%		1.80%		59%
Year ended April 30, 2017	(0.56)	(1.39)	(1.95)	31.00	15.22%	60,865	0.99%		0.99%		1.78%		48%
Year ended April 30, 2016	(0.62)	(1.55)	(2.17)	28.72	2.94%	40,254	0.98%		0.98%		2.12%		54%
Year ended April 30, 2015	(0.62)	(1.04)	(1.66)	30.11	6.57%	27,698	1.01%		1.01%		2.11%		48%
Year ended April 30, 2014	(0.67)	—	(0.67)	29.82	12.16%	21,741	1.06%		1.06%		2.36%		40%
Class C
Six Months ended October 31, 2018 (Unaudited)	(0.21)	—	(0.21)	7.57	(3.13)%	297	1.64%		1.64%		1.20%		14%
Period ended April 30, 2018(d)	(0.23)	(1.82)	(2.05)	8.02	0.83%	—	—	%(e)	—	%(e)	—	%(e)	59%
Class R6
Six Months ended October 31, 2018 (Unaudited)	(0.47)	—	(0.47)	7.29	(3.29)%	489	0.61%		0.61%		2.79%		14%
Period ended April 30, 2018(d)	(0.27)	(1.82)	(2.09)	7.99	0.86%	—	—	%(e)	—	%(e)	—	%(e)	59%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.46)	—	(0.46)	31.62	(3.32)%	232,911	0.67%		0.67%		2.75%		14%
Year ended April 30, 2018	(0.68)	(1.82)	(2.50)	33.15	14.96%	220,152	0.68%		0.68%		2.12%		59%
Year ended April 30, 2017	(0.65)	(1.39)	(2.04)	31.06	15.58%	181,716	0.66%		0.66%		2.11%		48%
Year ended April 30, 2016	(0.71)	(1.55)	(2.26)	28.77	3.26%	134,080	0.64%		0.64%		2.47%		54%
Year ended April 30, 2015	(0.73)	(1.04)	(1.77)	30.16	6.97%	140,285	0.66%		0.66%		2.46%		48%
Year ended April 30, 2014	(0.76)	—	(0.76)	29.86	12.55%	133,017	0.71%		0.71%		2.74%		40%
Steward Covered Call Income Fund
Class A
Six Months ended October 31, 2018 (Unaudited)	(0.04)	—	(0.04)	10.06	1.82%	32	1.35%		1.25%		0.72%		57%
Period ended April 30, 2018(d)	(0.02)	—	(0.02)	9.92	(0.56)%	3	1.42%		1.25%		0.81%		29%
Class C
Six Months ended October 31, 2018 (Unaudited)	—	—	—	10.12	1.71%	—	—	%(e)	—	%(e)	—	%(e)	57%
Period ended April 30, 2018(d)	—	—	—	9.95	(0.50)%	—	—	%(e)	—	%(e)	—	%(e)	29%
Class R6
Six Months ended October 31, 2018 (Unaudited)	—	—	—	10.09	1.71%	—	—	%(e)	—	%(e)	—	%(e)	57%
Period ended April 30, 2018(d)	(0.03)	—	(0.03)	9.92	(0.55)%	—	—	%(e)	—	%(e)	—	%(e)	29%
Institutional Class
Six Months ended October 31, 2018 (Unaudited)	(0.06)	—	(0.06)	10.05	1.90%	25,486	1.14%		1.00%		1.04%		57%
Period ended April 30, 2018(d)	(0.03)	—	(0.03)	9.92	(0.54)%	25,417	1.16%		1.00%		0.84%		29%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2018 (Unaudited)

Note 1 — Organization:

Steward Funds, Inc. (“SFI”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified open-end management investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” As of October 31, 2018, SFI is composed of six separate operational funds, each a series of SFI. The accompanying financial statements are presented for the following six funds (each a “Fund” and collectively the “Funds”) of SFI:

Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
Steward Covered Call Income Fund

Each Fund currently offers four classes of shares: “Class A”, “Class C”, “Class R6” (formerly, Class K), and “Institutional Class” (each a “Class” and collectively the “Classes”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value securities.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value securities.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in Depositary Receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of DRs or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund’s designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors (the “Board”).

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2018:

	Investments in Securities
Fund	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$402,229,647	$—	$—	$402,229,647
Money Market Fund	5,585,566	—	—	5,585,566
Total Investments	$407,815,213	$—	$—	$407,815,213
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$227,600,227	$—	$—	$227,600,227
Right*	—	—	—	—
Money Market Fund	1,868,035	—	—	1,868,035
Total Investments	$229,468,262	$—	$—	$229,468,262
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$133,007,769	$—	$—	$133,007,769
Money Market Fund	1,985,997	—	—	1,985,997
Total Investments	$134,993,766	$—	$—	$134,993,766
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$101,310,545	$—	$101,310,545
Municipal Bonds	—	4,051,332	—	4,051,332
U.S. Government Agencies	—	20,642,034	—	20,642,034
U.S. Government Agency Mortgage-Backed Obligations	—	5,591,809	—	5,591,809
U.S. Treasury Obligations	24,649,345	982,750	—	25,632,095
Preferred Stocks*	2,201,700	—	—	2,201,700
Money Market Fund	3,047,526	—	—	3,047,526
Total Investments	$29,898,571	$132,578,470	$—	$162,477,041
Steward Global Equity Income Fund
Security Type
Common Stocks*	$300,285,847	$—	$—	$300,285,847
Money Market Fund	5,064,247	—	—	5,064,247
Total Investments	$305,350,094	$—	$—	$305,350,094
Steward Covered Call Income Fund
Security Type
Common Stocks*	$25,425,982	$—	$—	$25,425,982
Money Market Fund	500,813	—	—	500,813
Total Investment Securities	$25,926,795	$—	$—	$25,926,795
Other Financial Instruments:ˆ
Written Options Contracts	(484,171)	—	—	(484,171)
Total Investments	$25,442,624	$—	$—	$25,442,624

*	Please refer to the Schedule of Portfolio Investments to view common stocks, right, corporate bonds, and preferred stocks segregated by industry type.
ˆ	Other Financial Instruments include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser as part of the valuation process. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, from the Funds are declared and paid quarterly. All net realized long-term or short-term capital gains, if any, are declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Written Options Contracts:  Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

The notional amount of written options outstanding at October 31, 2018 and the month-end average notional amount was $25,577,250. The monthly average notional amount for written options contracts for the period May 1, 2018 through October 31, 2018 was $24,978,578.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of October 31, 2018, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk
	Options Contracts	Written options at fair value	$484,171

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains from options transactions	Change in unrealized depreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$571,481	$(100,616)

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method as determined by the Board.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Affiliated Securities Transactions:  Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”). Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended October 31, 2018, the Funds did not engage in any Rule 17a-7 transactions.

Recent Accounting Pronouncements:  In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date for purchased non-contingently callable debt securities. For public business entities, ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. In addition, the amendments clarify that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU 2018-13. Management does not believe that adoption of ASU 2018-13 will materially impact the Funds’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments include certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. The Funds’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the April 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the presentation for the current period, which includes all distributions to shareholders of each Class, other than tax basis return of capital distributions, in one line item. Prior to adoption of these amendments, the distributions to shareholders in the April 30, 2018 Statements of Changes in Net Assets appeared as follows:

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund	Steward Covered Call Income Fund
	For the year ended April 30, 2018	For the year ended April 30, 2018	For the year ended April 30, 2018	For the year ended April 30, 2018	For the year ended April 30, 2018	For the period December 14, 2017(a) through April 30, 2018
Distributions:
Net investment income:
Class A Shares	$(486,243)	$(378,573)	$(436,748)	$(193,329)	$(1,120,843)	$(5)
Class C Shares	—	—	—	—	—	—
Class R6 Shares	—	—	—	—	—	—
Institutional Class Shares	(4,030,989)	(1,099,964)	(2,741,957)	(3,055,166)	(4,150,666)	(67,662)
Net realized gains:
Class A Shares	$—	$(5,230,714)	$—	$—	$(3,490,947)	$—
Class C Shares	—	(1)	—	—	(2)	—
Class R6 Shares	—	(1)	—	—	(2)	—
Institutional Class Shares	—	(10,106,436)	—	—	(11,030,180)	—

(a)	Commencement of operations.

Note 4 — Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (“Crossmark Global Holdings”), serves as investment adviser for the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the Advisory Agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.

As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Covered Call Income Fund

—	0.45% of the aggregate assets

Crossmark Global Investments has entered into an expense limitation agreement with Steward Covered Call Income Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of Steward Covered Call Income Fund in any fiscal year exceed the expense limitation for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of October 31, 2018, the expense limitations were as follows:

	In effect through December 13, 2019
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	0.90%	1.00%

Steward Covered Call Income Fund has agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three fiscal years after the fiscal year in which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at time of the waiver or reimbursement or any expense limitation in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reimbursed by the Adviser.”

As of October 31, 2018, the amounts subject to repayment by the Fund in subsequent years under the expense limitation agreement were as follows:

Fund	Expires April 30, 2021	Expires April 30, 2022
Steward Covered Call Income Fund	$15,048	$18,045

Crossmark Consulting, LLC (“Crossmark Consulting”), an affiliate of Crossmark Global Investments and a wholly-owned subsidiary of Crossmark Global Holdings, serves as administrator for the Funds. For its services as administrator, Crossmark Consulting receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million. Crossmark Consulting also serves as a consultant to the Funds with respect to socially responsible investment policies. Crossmark Consulting receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

Crossmark Consulting, pursuant to a Compliance Services Agreement, provides certain compliance services for the Funds. Each Fund pays Crossmark Consulting a monthly fee based on the annual average daily net assets of the Fund as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

Pursuant to the Class Action and Fair Fund Services Agreement, Crossmark Consulting receives fees totaling 6% of amounts received by the Funds from Fair Funds, as defined in the agreement.

Crossmark Distributors, Inc. (“Crossmark Distributors”) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to compensate Crossmark Distributors out of the assets of the Fund attributable to its Class A and Class C shares for services in connection with the distribution of the Fund’s Class A and Class C shares and for the provision of certain services to Class A and Class C shareholders. Under the Plan, each Fund pays Crossmark Distributors an amount computed monthly at the annual rates of 0.25% and 1.00% of the Fund’s Class A and Class C average daily net assets (including reinvested dividends paid with respect to those assets), respectively. Of this amount, Crossmark Distributors may allocate to securities dealers, (which may include Crossmark Distributors itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by shareholders for whom the Service Organizations have a servicing relationship.

Each of the Funds has also adopted an Administrative Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall compensate Crossmark Distributors out of the assets of the Fund attributable to its Class A, Class C, and Institutional Class shares to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders of each Class participate. The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, of each Fund. For Class A and Class C shares, this fee is in addition to fees payable under the Service and Distribution Plan. Institutional Class shares are not subject to the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments, Crossmark Distributors and/or Crossmark Consulting.

Citi Fund Services Ohio, Inc. (“Citi Ohio”) serves as the Funds’ fund accountant and sub-administrator. Under the terms of the Master Services Agreement, Citi Ohio is paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.06% on the next $150 million of aggregate average daily net assets, and to 0.05% on the next $100 million of aggregate average daily assets, and to 0.04% on aggregate average daily net assets thereafter subject to certain minimums and additional fees. Citi receives additional fees for sub-administration services and reimbursement of certain expenses. Under a transfer agency agreement assigned from Citi Ohio, FIS Investor Services, LLC serves as the Funds’ transfer agent and is paid annual class and per account fees. These fees are allocated among the Funds based on their relative daily net assets.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2018, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$30,052,839	$18,181,473
Steward Small-Mid Cap Enhanced Index Fund	27,859,132	27,512,598
Steward International Enhanced Index Fund	16,999,320	9,460,092
Steward Select Bond Fund	12,542,032	5,163,325
Steward Global Equity Income Fund	73,719,500	43,885,937
Steward Covered Call Income Fund	15,493,178	15,189,676

Purchases and sales of U.S. government securities for the period ended October 31, 2018, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$2,494,766	$6,287,617

Note 6 — Federal Income Tax Information:

As of October 31, 2018, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Steward Large Cap Enhanced Index Fund	$352,210,841	$77,376,784	$(21,772,412)	$55,604,372
Steward Small-Mid Cap Enhanced Index Fund	209,752,627	41,678,599	(21,962,964)	19,715,635
Steward International Enhanced Index Fund	137,812,829	13,498,802	(16,317,865)	(2,819,063)
Steward Select Bond Fund	166,415,056	345,669	(4,283,684)	(3,938,015)
Steward Global Equity Bond Fund	283,413,787	36,739,663	(14,803,356)	21,936,307
Steward Covered Call Income Fund	27,380,679	589,676	(2,527,731)	(1,938,055)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the latest tax fiscal year ended April 30, 2018, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$4,517,232	$—	$4,517,232
Steward Small-Mid Cap Enhanced Index Fund	4,300,353	12,515,336	16,815,689
Steward International Enhanced Index Fund	3,178,705	—	3,178,705
Steward Select Bond Fund	3,248,495	—	3,248,495
Steward Global Equity Income Fund	8,419,793	11,372,847	19,792,640
Steward Covered Call Income Fund	67,667	—	67,667

As of the latest tax fiscal year ended April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$214,492	$18,814,067	$19,028,559	$—	$57,793,038	$76,821,597
Steward Small-Mid Cap Enhanced Index Fund	1,531,975	15,299,814	16,831,789	—	31,169,835	48,001,624
Steward International Enhanced Index Fund	465,914	—	465,914	(6,340,984)	14,189,073	8,314,003
Steward Select Bond Fund	470,237	—	470,237	(2,685,813)	(3,006,827)	(5,222,403)
Steward Global Equity Income Fund	3,717,157	13,555,997	17,273,154	—	41,527,456	58,800,610
Steward Covered Call Income Fund	858,288	—	858,288	—	(1,063,381)	(205,093)

As of the latest tax fiscal year ended April 30, 2018, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF is offset or expires.

CLCFs subject to expiration:

Fund	Expires 2019
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	6,340,985
Steward Select Bond Fund	760,671
Steward Global Equity Income Fund	—
Steward Global Covered Call Income Fund	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Select Bond Fund	73,438	1,851,704	1,925,142
Steward Global Equity Income Fund	—	—	—
Steward Covered Call Income Fund	—	—	—

During the latest tax fiscal year ended April 30, 2018, the Funds utilized CLCFs as follows:

Fund	Total
Steward Large Cap Enhanced Index Fund	$1,726,816
Steward International Enhanced Index Fund	2,947,069

For the latest tax fiscal year ended April 30, 2018, the Steward Select Bond Fund had expiring CLCFs of $468,259.

Note 7 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Class A	National Financial Services LLC	50%
Steward Large Cap Enhanced Index Fund – Class C	Crossmark Global Investments, Inc.(1)	100%
Steward Large Cap Enhanced Index Fund – Class R6	Crossmark Global Investments, Inc.(1)	100%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	42%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	42%
Steward Small-Mid Cap Enhanced Index Fund – Class C	Crossmark Global Investments, Inc.(1)	100%
Steward Small-Mid Cap Enhanced Index Fund – Class R6	Crossmark Global Investments, Inc.(1)	100%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	39%
Steward International Enhanced Index Fund – Class A	National Financial Services LLC	93%
Steward International Enhanced Index Fund – Class C	Crossmark Global Investments, Inc.(1)	100%
Steward International Enhanced Index Fund – Class R6	Crossmark Global Investments, Inc.(1)	100%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	55%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	52%
Steward Select Bond Fund – Class A	National Financial Services LLC	86%
Steward Select Bond Fund – Class C	Crossmark Global Investments, Inc.(1)	100%
Steward Select Bond Fund – Class R6	Crossmark Global Investments, Inc.(1)	100%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	54%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	45%
Steward Global Equity Income Fund – Class A	Charles Schwab & Co., Inc.	46%
Steward Global Equity Income Fund – Class A	National Financial Services LLC	40%
Steward Global Equity Income Fund – Class C	Raymond James Financial Services, Inc.	88%
Steward Global Equity Income Fund – Class R6	Pershing LLC	100%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	42%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC	33%
Steward Covered Call Income Fund – Class A	Charles Schwab & Co., Inc.	94%
Steward Covered Call Income Fund – Class C	Crossmark Global Investments, Inc.(1)	100%
Steward Covered Call Income Fund – Class R6	Crossmark Global Investments, Inc.(1)	100%
Steward Covered Call Income Fund – Institutional Class	TD Ameritrade Trust Co.	99%

(1)	On December 14, 2017, commencement of operations, Crossmark Global Investments, Inc. purchased one share of each of Class C and Class R6.

Note 8 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

There were no events that require adjustment or disclosure for the period subsequent to October 31, 2018 through the date of issuance of these financial statements.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30 is available without charge (i) by calling 1-800-262-6631 and (ii) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. The Steward Funds’ Form N-Qs are available without charge on the SEC’s website at http://www.sec.gov.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur transaction costs, including contingent deferred sales charges on the lesser of the purchase price or redemption proceeds of Class C shares, and fees if your account is under $2,000 for regular accounts and $1,000 for individual retirement accounts (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 through October 31, 2018 and does not include any small account fees.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period* 5/1/18 – 10/31/18	Expense Ratio During Period 5/1/18 – 10/31/18
Steward Large Cap Enhanced Index Fund
Class A	$1,000.00	$1,009.30	$4.00	0.79%
Class C(1)	1,000.00	999.00	—	—%
Class R6(1)	1,000.00	999.00	—	—%
Institutional Class	1,000.00	1,010.80	2.53	0.50%
Steward Small-Mid Cap Enhanced Index Fund
Class A	1,000.00	990.20	3.96	0.79%
Class C(1)	1,000.00	978.30	—	—%
Class R6(1)	1,000.00	979.40	—	—%
Institutional Class	1,000.00	992.20	2.61	0.52%
Steward International Enhanced Index Fund
Class A	1,000.00	907.20	4.86	1.01%
Class C(1)	1,000.00	898.80	—	—%
Class R6(1)	1,000.00	899.50	—	—%
Institutional Class	1,000.00	908.40	3.42	0.71%
Steward Select Bond Fund
Class A	1,000.00	1,002.40	4.79	0.95%
Class C(1)	1,000.00	989.60	—	—%
Class R6(1)	1,000.00	989.50	—	—%
Institutional Class	1,000.00	1,033.90	3.39	0.66%
Steward Global Equity Income Fund
Class A	1,000.00	965.40	4.76	0.96%
Class C	1,000.00	968.70	8.14	1.64%
Class R6	1,000.00	967.10	3.02	0.61%
Institutional Class	1,000.00	966.80	3.32	0.67%
Steward Covered Call Income Fund
Class A	1,000.00	1,018.20	6.36	1.25%
Class C(1)	1,000.00	1,017.10	—	—%
Class R6(1)	1,000.00	1,017.10	—	—%
Institutional Class	1,000.00	1,019.00	5.09	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 (to reflect the one-half year period).
(1)	Expense Paid and Expense Ratio are expressed as — and –%, respectively, because the class is too small to accrue income and expenses during the period ended October 31, 2018.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period* 5/1/18 – 10/31/18	Expense Ratio During Period 5/1/18 – 10/31/18
Steward Large Cap Enhanced Index Fund
Class A	$1,000.00	$1,021.22	$4.02	0.79%
Class C(1)	1,000.00	1,025.21	—	—%
Class R6(1)	1,000.00	1,025.21	—	—%
Institutional Class	1,000.00	1,022.68	2.55	0.50%
Steward Small-Mid Cap Enhanced Index Fund
Class A	1,000.00	1,021.22	4.02	0.79%
Class C(1)	1,000.00	1,025.21	—	—%
Class R6(1)	1,000.00	1,025.21	—	—%
Institutional Class	1,000.00	1,022.58	2.65	0.52%
Steward International Enhanced Index Fund
Class A	1,000.00	1,020.11	5.14	1.01%
Class C(1)	1,000.00	1,025.21	—	—%
Class R6(1)	1,000.00	1,025.21	—	—%
Institutional Class	1,000.00	1,021.63	3.62	0.71%
Steward Select Bond Fund
Class A	1,000.00	1,020.42	4.84	0.95%
Class C(1)	1,000.00	1,025.21	—	—%
Class R6(1)	1,000.00	1,025.21	—	—%
Institutional Class	1,000.00	1,021.88	3.36	0.66%
Steward Global Equity Income Fund
Class A	1,000.00	1,020.37	4.89	0.96%
Class C	1,000.00	1,016.94	8.34	1.64%
Class R6	1,000.00	1,022.13	3.11	0.61%
Institutional Class	1,000.00	1,021.83	3.41	0.67%
Steward Covered Call Income Fund
Class A	1,000.00	1,018.90	6.36	1.25%
Class C(1)	1,000.00	1,025.21	—	—%
Class R6(1)	1,000.00	1,025.21	—	—%
Institutional Class	1,000.00	1,020.16	5.09	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).
(1)	Expense Paid and Expense Ratio are expressed as — and –%, respectively, because the class is too small to accrue income and expenses during the period ended October 31, 2018.

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Visit us online at:
crossmarkglobal.com

STEWARD FUNDS

SEMI-ANNUAL REPORT
(UNAUDITED)

Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
Steward Covered Call Income Fund

Distributed by: Crossmark Distributors, Inc. 15375 Memorial Drive, Suite 200 Houston, TX 77079 1-800-262-6631 info@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1)	Not Applicable
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STEWARD FUNDS, INC.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date December 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date December 12, 2018